UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31

Date of reporting period: 4/30/06

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

Semi-Annual Report April 30, 2006

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 11 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

The Commerce Funds

International Equity MidCap Growth Growth Value Core Equity Asset Allocation

Kansas Tax-Free Intermediate Bond

Missouri Tax-Free Intermediate Bond

National Tax-Free Intermediate Bond

Bond

Short-Term Government

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

Potential Return

Risk

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2006 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE CORE EQUITY FUND

Core Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 7.69%, based on Net Asset Value (NAV). This compares to the S&P 500 Index(2) six-month return of 9.64%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Commercial Services – 3.2%
26,275	Omnicom Group, Inc.	$ 2,365,013
57,465	Robert Half International, Inc.	2,429,045
40,960	The McGraw-Hill Cos., Inc.	2,279,834

		7,073,892

Communications – 1.3%
91,430	Verizon Communications, Inc.	3,019,933

Consumer Durables – 2.0%
19,325	Fortune Brands, Inc.	1,551,798
113,470	Leggett & Platt, Inc.	3,010,359

		4,562,157

Consumer Non-Durables – 2.5%
95,780	Procter & Gamble Co.	5,575,354

Consumer Services – 5.0%
55,560	Carnival Corp.	2,601,319
74,395	eBay, Inc.*	2,559,932
136,780	McDonald’s Corp.	4,728,485
80,221	News Corp.	1,376,592

		11,266,328

Distribution Services – 2.4%
53,420	McKesson Corp.	2,595,678
92,550	SYSCO Corp.	2,766,319

		5,361,997

Electronic Technology – 12.0%
16,450	Apple Computer, Inc.*	1,157,916
240,490	Cisco Systems, Inc.*	5,038,265
102,835	Dell, Inc.*	2,694,277
331,380	EMC Corp.*	4,476,944
130,135	Intel Corp.	2,600,097
58,160	Linear Technology Corp.	2,064,680
125,700	National Semiconductor Corp.	3,768,486
47,230	QUALCOMM, Inc.	2,424,788
78,820	Texas Instruments, Inc.	2,735,842

		26,961,295

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 8.4%
36,100	ChevronTexaco Corp.	$ 2,202,822
82,905	ConocoPhillips	5,546,344
175,570	Exxon Mobil Corp.	11,074,956

		18,824,122

Finance – 26.5%
50,740	AFLAC, Inc.	2,412,180
31,060	American International Group, Inc.	2,026,665
58,355	Bank of America Corp.	2,913,082
26,700	Capital One Financial Corp.	2,313,288
87,115	CIT Group, Inc.	4,705,081
114,960	Citigroup, Inc.	5,742,252
11,735	Franklin Resources, Inc.	1,092,763
54,870	Freddie Mac	3,350,362
52,890	J.P. Morgan Chase & Co.	2,400,148
24,322	Legg Mason, Inc.	2,881,671
40,315	Lehman Brothers Holdings, Inc.	6,093,612
58,155	Lincoln National Corp.	3,377,642
55,165	Merrill Lynch & Co., Inc.	4,206,883
66,795	Principal Financial Group, Inc.	3,427,251
113,680	U.S. Bancorp	3,574,099
68,050	Wachovia Corp.	4,072,793
42,790	Wells Fargo & Co.	2,939,245
24,370	Zions Bancorp.	2,023,441

		59,552,458

Health Services – 5.6%
141,770	Aetna, Inc.	5,458,145
59,985	Community Health Systems, Inc.*	2,173,856
47,845	Quest Diagnostics, Inc.	2,666,402
43,915	UnitedHealth Group, Inc.	2,184,332

		12,482,735

Health Technology – 5.6%
26,090	Abbott Laboratories	1,115,087
35,720	Amgen, Inc.*	2,418,244
55,200	Johnson & Johnson	3,235,272

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The S&P 500 Index is the Standard & Poor’s 500 Composite Stock Index of 500 stocks, an unmanaged index of common stock prices and is a widely recognized common measure of the overall U.S. stock market. The Index figures do not reflect the deduction of any fees, expenses or taxes.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE CORE EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
43,640	Medtronic, Inc.	$ 2,187,237
111,135	Pfizer, Inc.	2,815,049
13,120	Zimmer Holdings, Inc.*	825,248

		12,596,137

Industrial Services – 1.3%
35,920	Baker Hughes, Inc.	2,903,414

Non-Energy Minerals – 0.6%
20,900	Freeport-McMoRan Copper & Gold, Inc.	1,349,722

Producer Manufacturing – 11.1%
54,890	3M Co.	4,689,253
37,610	Caterpillar, Inc.	2,848,581
82,460	Danaher Corp.	5,286,511
223,310	General Electric Co.	7,724,293
98,980	Ingersoll-Rand Co.	4,330,375

		24,879,013

Retail Trade – 2.9%
128,975	CVS Corp.	3,833,137
61,625	Wal-Mart Stores, Inc.	2,774,974

		6,608,111

Technology Services – 5.0%
3,730	Google, Inc.*	1,558,916
52,315	Intuit, Inc.*	2,833,904
285,540	Microsoft Corp.	6,895,791

		11,288,611

Transportation – 1.6%
31,370	FedEx Corp.	3,611,628

Utilities – 2.1%
35,540	Consolidated Edison, Inc.	1,532,485
22,610	Entergy Corp.	1,581,343
56,800	PPL Corp.	1,649,472

		4,763,300

TOTAL COMMON STOCKS
(Cost $180,766,869)		$222,680,207

Exchange Traded Fund – 0.6%
11,000	SPDR Trust Series 1
(Cost $1,425,415)		$1,446,170

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.4%
State Street Bank & Trust Co.
$805,000	4.25%	05/01/2006	$ 805,000
Maturity Value: $805,285
(Cost $805,000)

TOTAL INVESTMENTS – 100.1%
(Cost $182,997,284)			$224,931,377
Liabilities in excess of other assets – (0.1)%			(195,225)

Net Assets – 100.0%			$224,736,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by $730,000 U.S. Treasury Bond, 6.13% due 11/15/2027 with a market value of $824,511.

PORTFOLIO COMPOSITION AS OF 04/30/06

Industry Allocation

Finance	26.5%
Electronic Technology	12.0
Producer Manufacturing	11.1
Energy Minerals	8.4
Health Technology	5.6
Health Services	5.6
Technology Services	5.0
Consumer Services	5.0
Commercial Services	3.1
Retail Trade	2.9
Consumer Non-Durables	2.5
Distribution Services	2.4
Utilities	2.1
Consumer Durables	2.0
Transportation	1.6
Communications	1.3
Industrial Services	1.3
Short-Term Obligation	1.0
Non-Energy Minerals	0.6

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 8.56%, based on Net Asset Value (NAV). This compares to the Russell 1000 Growth Index(2) six-month return of 7.06%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 99.6%
Commercial Services – 4.5%
41,000	Moody’s Corp.	$ 2,542,410
23,500	Robert Half International, Inc.	993,345
62,600	The McGraw-Hill Cos., Inc.	3,484,316

		7,020,071

Consumer Durables – 1.1%
18,900	Black & Decker Corp.	1,769,229

Consumer Non-Durables – 4.6%
40,300	PepsiCo, Inc.	2,347,072
81,800	Procter & Gamble Co.	4,761,578

		7,108,650

Consumer Services – 4.3%
45,200	Choice Hotels International, Inc.	2,419,556
34,500	eBay, Inc.*	1,187,145
51,900	Starbucks Corp.*	1,934,313
20,500	Yum! Brands, Inc.	1,059,440

		6,600,454

Distribution Services – 3.5%
56,700	McKesson Corp.	2,755,053
34,000	W.W. Grainger, Inc.	2,615,280

		5,370,333

Electronic Technology – 20.6%
15,000	Apple Computer, Inc.*	1,055,850
49,900	Boeing Co.	4,164,155
294,700	Cisco Systems, Inc.*	6,173,965
73,800	Dell, Inc.*	1,933,560
113,000	EMC Corp.*	1,526,630
70,200	Intel Corp.	1,402,596
59,600	Jabil Circuit, Inc.*	2,323,804
37,700	L-3 Communications Holdings, Inc.	3,080,090
94,100	Motorola, Inc.	2,009,035
28,000	National Semiconductor Corp.	839,440
43,800	NVIDIA Corp.*	1,279,836

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
41,200	QUALCOMM, Inc.	$ 2,115,208
25,400	Rockwell Collins, Inc.	1,452,880
71,300	Texas Instruments, Inc.	2,474,823

		31,831,872

Finance – 11.8%
66,800	American Express Co.	3,594,508
13,860	Ameriprise Financial, Inc.	679,695
30,200	Franklin Resources, Inc.	2,812,224
6,300	Legg Mason, Inc.	746,424
36,800	Mellon Financial Corp.	1,384,784
10,800	Prudential Financial, Inc.	843,804
110,000	Synovus Financial Corp.	3,080,000
24,600	T. Rowe Price Group, Inc.	2,071,074
37,300	U.S. Bancorp	1,172,712
25,800	Wells Fargo & Co.	1,772,202

		18,157,427

Health Services – 7.2%
56,400	Caremark Rx, Inc.*	2,569,020
37,400	Quest Diagnostics, Inc.	2,084,302
73,400	UnitedHealth Group, Inc.	3,650,916
39,300	WellPoint, Inc.*	2,790,300

		11,094,538

Health Technology – 11.1%
7,300	Allergan, Inc.	749,856
43,100	Becton, Dickinson & Co.	2,717,024
29,600	Biotech HOLDRs Trust	5,165,200
33,400	C. R. Bard, Inc.	2,486,964
70,200	Johnson & Johnson	4,114,422
25,200	Medtronic, Inc.	1,263,024
13,300	Stryker Corp.	581,875

		17,078,365

Industrial Services – 0.3%
5,900	Baker Hughes, Inc.	476,897

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell 1000 Growth Index, an unmanaged index, is a market capitalization weighted index of the 1,000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Non-Energy Minerals – 0.9%
16,400	Phelps Dodge Corp.	$ 1,413,516

Process Industries – 2.4%
67,400	Ecolab, Inc.	2,547,720
26,800	The Dow Chemical Co.	1,088,348

		3,636,068

Producer Manufacturing – 5.9%
10,600	Caterpillar, Inc.	802,844
23,700	Danaher Corp.	1,519,407
118,700	General Electric Co.	4,105,833
26,800	Illinois Tool Works, Inc.	2,752,360

		9,180,444

Retail Trade – 2.9%
10,300	Chico’s FAS, Inc.*	381,718
23,400	Lowe’s Companies, Inc.	1,475,370
47,800	Nordstrom, Inc.	1,832,174
18,300	Wal-Mart Stores, Inc.	824,049

		4,513,311

Technology Services – 18.0%
86,700	Adobe Systems, Inc.*	3,398,640
72,000	Akamai Technologies, Inc.*	2,425,680
57,500	Fair Isaac Corp.	2,133,825
5,200	Google, Inc.*	2,173,288
26,300	International Business Machines Corp.	2,165,542
322,400	Microsoft Corp.	7,785,960
225,400	Oracle Corp.*	3,288,586
31,500	Salesforce.com, Inc.*	1,104,075
49,300	VeriSign, Inc.*	1,159,536
68,500	Yahoo!, Inc.*	2,245,429

		27,880,561

Utilities – 0.5%
15,400	TXU Corp.	764,302

TOTAL COMMON STOCKS
(Cost $127,010,436)		$153,896,038

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.4%
State Street Bank & Trust Co.
$617,000	4.25%	05/01/2006	$ 617,000

Maturity Value: $617,219
(Cost $617,000)

TOTAL INVESTMENTS – 100.0%
(Cost $127,627,436)	$154,513,038
Liabilities in excess of other assets – 0.0%	(26,592)

Net Assets – 100.0%	$154,486,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 28, 2006. This agreement was fully collateralized by $610,000 U.S. Treasury Bond, 5.50%, due 08/15/2028 with a market value of $630,970.

Investment Abbreviation:
HOLDRs—Holding Company Depositary Receipts

PORTFOLIO COMPOSITION AS OF 04/30/06

Industry Allocation

Electronic Technology	20.6%
Technology Services	18.0
Finance	11.8
Health Technology	11.1
Health Services	7.2
Producer Manufacturing	5.9
Consumer Non-Durables	4.6
Commercial Services	4.5
Consumer Services	4.3
Distribution Services	3.5
Retail Trade	2.9
Process Industries	2.4
Consumer Durables	1.1
Non-Energy Minerals	0.9
Utilities	0.5
Short-Term Obligation	0.4
Industrial Services	0.3

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 12.27%, based on Net Asset Value (NAV). This compares to the Russell 1000 Value Index(2) six-month return of 12.87%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 97.4%
Communications – 4.2%
89,500	AT&T, Inc.	$ 2,345,805
14,400	CenturyTel, Inc.	542,880
63,100	Verizon Communications, Inc.	2,084,193

		4,972,878

Consumer Durables – 0.5%
53,000	Ford Motor Co.	368,350
4,000	Ryland Group, Inc.	252,440

		620,790

Consumer Non-Durables – 3.7%
17,850	Altria Group, Inc.	1,305,906
14,000	ConAgra Foods, Inc.	317,520
8,400	Hormel Foods Corp.	281,904
11,100	Kellogg Co.	514,041
13,400	Procter & Gamble Co.	780,014
17,300	The Coca-Cola Co.	725,908
7,300	V. F. Corp.	446,687

		4,371,980

Consumer Services – 1.5%
11,650	CBS Corp. Class B	296,725
6,300	Starwood Hotels & Resorts Worldwide, Inc.	361,494
93,400	The ServiceMaster Co.	1,124,536

		1,782,755

Distribution Services – 1.5%
22,700	Genuine Parts Co.	990,855
15,800	McKesson Corp.	767,722

		1,758,577

Electronic Technology – 6.3%
5,200	Apple Computer, Inc.*	366,028
14,000	Comverse Technology, Inc.*	317,100
73,600	EMC Corp.*	994,336

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
21,750	Freescale Semiconductor, Inc.*	$ 688,822
14,400	General Dynamics Corp.	944,928
9,200	Harris Corp.	428,444
66,800	Hewlett-Packard Co.	2,168,996
3,300	L-3 Communications Holdings, Inc.	269,610
8,100	Lockheed Martin Corp.	614,790
8,100	NCR Corp.*	319,140
18,250	Tellabs, Inc.*	289,263

		7,401,457

Energy Minerals – 13.7%
57,400	ChevronTexaco Corp.	3,502,548
29,213	ConocoPhillips	1,954,350
4,200	Devon Energy Corp.	252,462
135,000	Exxon Mobil Corp.	8,515,800
5,350	Marathon Oil Corp.	424,576
8,550	Occidental Petroleum Corp.	878,427
8,200	Valero Energy Corp.	530,868

		16,059,031

Finance – 40.2%
11,600	American International Group, Inc.	756,900
67,100	AmSouth Bancorp.	1,941,874
11,000	Aon Corp.	461,010
56,774	Bank of America Corp.	2,834,158
21,300	CIT Group, Inc.	1,150,413
42,000	Citigroup, Inc.	2,097,900
8,700	Comerica, Inc.	494,769
9,100	Countrywide Financial Corp.	370,006
4,400	Franklin Resources, Inc.	409,728
4,600	Golden West Financial Corp.	330,602
4,000	Hartford Financial Services Group, Inc.	367,720
3,857	Host Hotels & Resorts, Inc.	81,071
43,600	J.P. Morgan Chase & Co.	1,978,568
12,500	Janus Capital Group, Inc.	243,250
14,900	Lehman Brothers Holdings, Inc.	2,252,135

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell 1000 Value Index, an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
60,000	Lincoln National Corp.	$ 3,484,800
6,500	M&T Bank Corp.	776,100
19,600	Marshall & Ilsley Corp.	896,112
61,000	Mellon Financial Corp.	2,295,430
44,000	Merrill Lynch & Co., Inc.	3,355,440
21,000	MetLife, Inc.	1,094,100
54,500	Morgan Stanley & Co., Inc.	3,504,350
11,100	PNC Financial Services Group, Inc.	793,317
15,500	Principal Financial Group, Inc.	795,305
14,000	Prudential Financial, Inc.	1,093,820
13,250	Sovereign Bancorp, Inc.	293,753
18,250	The Bear Stearns Cos., Inc.	2,600,807
6,700	The St. Paul Travelers Cos., Inc.	295,001
10,000	Thornburg Mortgage, Inc.	289,100
16,500	Trustmark Corp.	518,265
63,045	U.S. Bancorp	1,982,135
10,850	Wachovia Corp.	649,373
20,500	Washington Mutual, Inc.	923,730
40,700	Wells Fargo & Co.	2,795,683
37,000	Zions Bancorp.	3,072,110

		47,278,835

Health Services – 2.4%
16,000	Aetna, Inc.	616,000
16,000	Caremark Rx, Inc.*	728,800
4,000	CIGNA Corp.	428,000
9,700	HCA, Inc.	425,733
8,800	WellPoint, Inc.*	624,800

		2,823,333

Health Technology – 4.3%
27,650	Merck & Co., Inc.	951,713
13,800	PerkinElmer, Inc.	295,872
151,500	Pfizer, Inc.	3,837,495

		5,085,080

Industrial Services – 1.5%
10,500	Cooper Cameron Corp.*	527,520
33,900	Pride International, Inc.*	1,182,771

		1,710,291

Non-Energy Minerals – 1.0%
6,000	Nucor Corp.	652,920
5,400	Phelps Dodge Corp.	465,426

		1,118,346

Process Industries – 1.7%
7,200	Air Products & Chemicals, Inc.	493,344
13,600	E. I. du Pont de Nemours and Co.	599,760
2,800	Monsanto Co.	233,520
3,700	Praxair, Inc.	207,681
12,350	The Dow Chemical Co.	501,533

		2,035,838

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 4.5%
7,400	Eaton Corp.	$ 567,210
56,000	General Electric Co.	1,937,040
7,500	Honeywell International, Inc.	318,750
11,900	Illinois Tool Works, Inc.	1,222,130
18,500	Masco Corp.	590,150
7,800	Parker Hannifin Corp.	632,190

		5,267,470

Retail Trade – 1.3%
9,200	AutoNation, Inc.*	207,184
13,100	Claire’s Stores, Inc.	461,382
40,000	The Kroger Co.*	810,400

		1,478,966

Technology Services – 3.8%
69,300	BMC Software, Inc.*	1,492,722
74,100	CA, Inc.	1,879,176
12,750	Electronic Data Systems Corp.	345,270
12,400	Fair Isaac Corp.	460,164
16,300	Symantec Corp.*	266,994

		4,444,326

Utilities – 5.3%
36,000	DTE Energy Co.	1,468,080
98,900	Duke Energy Corp.	2,879,968
10,600	FirstEnergy Corp.	537,526
9,300	PG&E Corp.	370,512
31,500	The Southern Co.	1,015,246

		6,271,332

TOTAL COMMON STOCKS
(Cost $92,514,939)		$114,481,285

Exchange Traded Fund – 1.9%
30,000	iShares Russell 1000 Value Index Fund	$2,243,400
(Cost $2,186,584)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.8%
State Street Bank & Trust Co.
$990,000	4.25%	05/01/2006	$ 990,000
Maturity Value: $990,117
(Cost $990,000)

TOTAL INVESTMENTS – 100.1%
(Cost $95,691,523)			$117,714,685
Liabilities in excess of other assets – (0.1)%			(171,700)

Net Assets – 100.0%			$117,542,985

The accompanying notes are an integral part of these financial statements.	7

COMMERCE VALUE FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by 895,000 U.S. Treasury Bond, 6.13%, due 11/15/2027 with a market value of $1,010,873.

PORTFOLIO COMPOSITION AS OF 04/30/06

Industry Allocation

Finance	40.1%
Energy Minerals	13.7
Electronic Technology	6.3
Utilities	5.3
Producer Manufacturing	4.5
Health Technology	4.3
Communications	4.2
Technology Services	3.8
Consumer Non-Durables	3.7
Health Services	2.4
Exchange Traded Fund	1.9
Process Industries	1.7
Distribution Services	1.5
Industrial Services	1.5
Consumer Services	1.5
Retail Trade	1.3
Non-Energy Minerals	1.0
Short-Term Obligation	0.8
Consumer Durables	0.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 18.38%, based on Net Asset Value (NAV). This compares to the Russell MidCap Growth Index(2) six-month return of 15.18%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 95.9%
Commercial Services – 8.8%
14,470	Corporate Executive Board Co.	$ 1,550,171
27,640	Equifax, Inc.	1,065,246
33,685	Harte-Hanks, Inc.	919,601
41,998	Moody’s Corp.	2,604,296
42,820	Robert Half International, Inc.	1,810,001

		7,949,315

Communications – 0.8%
8,945	Telephone & Data Systems, Inc.	350,644
8,945	Telephone & Data Systems, Inc. Special Shares	337,227

		687,871

Consumer Durables – 0.5%
13,710	Toll Brothers, Inc.*	440,777

Consumer Non-Durables – 1.8%
12,080	Church & Dwight Co., Inc.	442,974
35,460	Coach, Inc.*	1,170,889

		1,613,863

Consumer Services – 4.9%
40,710	Choice Hotels International, Inc.	2,179,206
18,340	GTECH Holdings Corp.	626,494
135,965	The ServiceMaster Co.	1,637,019

		4,442,719

Distribution Services – 1.9%
34,670	McKesson Corp.	1,684,615

Electronic Technology – 18.0%
13,600	Advanced Micro Devices, Inc.*	439,960
9,615	Alliant Techsystems, Inc.*	769,104
7,170	Apple Computer, Inc.*	504,696
19,020	Broadcom Corp.*	781,912
26,800	Comverse Technology, Inc.*	607,020
10,290	Harris Corp.	479,205
15,500	Jabil Circuit, Inc.*	604,345
25,820	KLA-Tencor Corp.	1,243,491

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
12,646	L-3 Communications Holdings, Inc.	$ 1,033,178
27,410	Linear Technology Corp.	973,055
53,890	Microchip Technology, Inc.	2,007,942
64,055	National Semiconductor Corp.	1,920,369
45,270	NCR Corp.*	1,783,638
47,500	NVIDIA Corp.*	1,387,950
29,165	Rockwell Collins, Inc.	1,668,238

		16,204,103

Energy Minerals – 3.2%
14,970	CONSOL Energy, Inc.	1,274,845
16,980	EOG Resources, Inc.	1,192,505
4,990	Sunoco, Inc.	404,390

		2,871,740

Finance – 14.1%
1,595	Chicago Merchantile Exchange Holdings, Inc.	730,510
60,295	Eaton Vance Corp.	1,716,599
24,628	Federated Investors, Inc., Class B	864,443
9,200	Legg Mason, Inc.	1,090,016
58,430	Mellon Financial Corp.	2,198,721
23,300	Northern Trust Corp.	1,372,137
81,910	Synovus Financial Corp.	2,293,480
28,855	T. Rowe Price Group, Inc.	2,429,302

		12,695,208

Health Services – 5.7%
10,780	Cerner Corp.*	427,427
9,465	Coventry Health Care, Inc.*	470,126
10,000	Express Scripts, Inc.*	781,400
5,980	Humana, Inc.*	270,176
28,340	IMS Health, Inc.	770,281
7,620	Quest Diagnostics, Inc.	424,663
24,246	Stericycle, Inc.*	1,596,357
5,789	WellPoint, Inc.*	411,019

		5,151,449

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell MidCap Growth Index, an unmanaged index, measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.3%
8,070	Allergan, Inc.	$ 828,950
34,980	C. R. Bard, Inc.	2,604,611
12,800	Cephalon, Inc.*	840,448
12,120	IDEXX Laboratories, Inc.*	1,008,505
6,768	Invitrogen Corp.*	446,756
10,060	ResMed Inc.*	434,089
10,700	Respironics, Inc.*	391,834

		6,555,193

Industrial Services – 2.8%
2,880	Diamond Offshore Drilling, Inc.	261,418
10,293	Jacobs Engineering Group, Inc.*	851,231
41,295	Pride International, Inc.*	1,440,782

		2,553,431

Non-Energy Minerals – 1.1%
15,430	Freeport-McMoRan Copper & Gold, Inc.	996,469

Process Industries – 3.8%
63,492	Ecolab, Inc.	2,399,998
14,515	Pactiv Corp.*	353,295
10,618	Sigma-Aldrich Corp.	728,501

		3,481,794

Producer Manufacturing – 3.9%
37,170	Graco, Inc.	1,737,697
7,178	ITT Industries, Inc.	403,619
16,800	Parker Hannifin Corp.	1,361,640

		3,502,956

Retail Trade – 2.6%
15,500	American Eagle Outfitters, Inc.	502,200
17,600	Chico’s FAS, Inc.*	652,256
25,160	Nordstrom, Inc.	964,383
5,585	Williams-Sonoma, Inc.	233,844

		2,352,683

Technology Services – 14.7%
60,175	Adobe Systems, Inc.*	2,358,860
48,715	Akamai Technologies, Inc.*	1,641,208
38,800	Autodesk, Inc.*	1,631,152
165,540	BEA Systems, Inc.*	2,193,405
11,704	Citrix Systems, Inc.*	467,224
16,690	Fair Isaac Corp.	619,366
45,760	Paychex, Inc.	1,848,246
31,260	Salesforce.com, Inc.*	1,095,663
59,455	VeriSign, Inc.*	1,398,382

		13,253,506

TOTAL COMMON STOCKS
(Cost $69,487,233)		$86,437,692

Shares	Description	Value
Exchange Traded Fund – 3.5%
31,060	iShares Russell Midcap Growth Index Fund	$ 3,150,727
(Cost $2,988,416)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.6%
State Street Bank & Trust Co.
$583,000	4.25%	05/01/2006	$ 583,000
Maturity Value: $583,069
(Cost $583,000)

TOTAL INVESTMENTS – 100.0%
(Cost $73,058,649)			$90,171,419
Other assets in excess of liabilities – 0.0%			9,826

Net Assets – 100.0%			$90,181,245

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by $530,000 U.S. Treasury Bond, 6.13%, due 11/15/2027 with a market value of $598,618.

PORTFOLIO COMPOSITION AS OF 04/30/06

Industry Allocation

Electronic Technology	18.0%
Technology Services	14.7
Finance	14.1
Commercial Services	8.8
Health Technology	7.3
Health Services	5.7
Consumer Services	4.9
Process Industries	3.9
Producer Manufacturing	3.9
Exchange Traded Mutual Fund	3.5
Energy Minerals	3.2
Industrial Services	2.8
Retail Trade	2.5
Distribution Services	1.9
Consumer Non-Durables	1.8
Non-Energy Minerals	1.1
Communications	0.8
Short-Term Obligation	0.6
Consumer Durables	0.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 25.88%, based on Net Asset Value (NAV). This compares to the Morgan Stanley Capital International Europe, Australasia and Far East (net) Index(2) (“MSCI® EAFE®”) six-month return of 22.89% and MSCI® EAFE® (gross) Index six-month return of 23.10%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Australian Dollar – 1.9%
40,300	Macquarie Airports (Transportation Infrastructure)	$ 100,427
38,200	QBE Insurance Group Ltd. (Insurance)	649,523
26,046	Rinker Group Ltd. (Construction Materials)	419,515
3,300	Voestalpine AG (Metals & Mining)	481,816

		1,651,281

Brazilian Real – 1.4%
4,050	Braskem SA (Chemicals)	57,470
10,200	Gerdau SA (Metals & Mining)	176,460
7,800	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	770,874
2,000	Unibanco - Uniao de Bancos Brasileiros SA (Commercial Banks)	158,700

		1,163,504

Britain Pound Sterling – 18.1%
7,300	AstraZeneca PLC (Pharmaceuticals)	403,351
51,124	Aviva PLC (Insurance)	746,749
142,637	BAE Systems PLC (Aerospace & Defense)	1,085,941
62,861	Barclays PLC (Commercial Banks)	785,217
33,435	BG Group PLC (Oil, Gas & Consumable Fuels)	449,352
42,384	BHP Billiton PLC (Metals & Mining)	872,597
34,200	BP PLC (Oil, Gas & Consumable Fuels)	421,902
54,345	British American Tobacco PLC (Tobacco)	1,389,393
10,000	Enterprise Inns PLC (Hotels Restaurant & Leisure)	170,137
125,140	Friends Provident PLC (Insurance)	448,982
40,100	HBOS PLC (Commercial Banks)	703,822
32,200	International Power PLC* (Independent Power Producers)	174,834

Shares	Description	Value
Common Stocks – (continued)
Britain Pound Sterling – (continued)
80,000	J Sainsbury PLC (Food & Staples Retailing)	$ 487,617
20,400	Lloyds TSB Group PLC (Commercial Banks)	198,464
66,643	Marks & Spencer Group PLC (Multiline Retail)	711,540
45,000	Mitchells & Butlers PLC (Hotels Restaurant & Leisure)	403,939
6,694	Persimmon PLC (Household Durables)	159,910
45,330	Prudential PLC (Insurance)	531,927
20,960	Punch Taverns PLC (Hotels Restaurant & Leisure)	334,821
18,817	Rio Tinto PLC* (Metals & Mining)	1,034,902
129,100	Royal & Sun Alliance Insurance Group (Insurance)	324,880
28,063	Royal Bank of Scotland Group PLC (Commercial Banks)	916,531
17,400	Royal Dutch Shell PLC (Oil, Gas & Consumable Fuels)	596,651
16,934	SABMiller PLC (Beverages)	357,281
15,677	Standard Chartered PLC (Commercial Banks)	416,238
272,000	Vodafone Group PLC (Wireless Telecommunication Services)	642,327
16,287	Xstrata PLC (Metals & Mining)	589,251

		15,358,556

Canadian Dollar – 1.8%
13,100	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	787,371
6,600	Teck Cominco Ltd. Class B (Metals & Mining)	455,014
7,300	Telus Corp. (Diversified Telecommunication)	301,650

		1,544,035

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Effective March 1, 2006, the Fund changed its benchmark from the MSCI® EAFE® (gross) Index to the MSCI® EAFE® (net) Index (unhedged). The Fund made this change because the Fund’s investment adviser believes that the MSCI® EAFE® (net) Index is the most commonly used of the two indexes by funds with similar investment objectives and strategies. The unmanaged MSCI® EAFE® (net) Index is a market capitalization-weighted composite of securities in 21 developed markets outside of North America, in Europe, Australasia, and the Far East. The Index includes the minimum possible dividend reinvestment. The Index figures do not reflect the deduction of any fees, expenses or taxes. The MSCI® EAFE® (gross) Index is a market capitalization-weighted composite of securities in 21 developed markets outside of North America, in Europe, Australasia, and the Far East. The Index includes the maximum dividend reinvestment. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	11

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Euro – 32.2%
Belgium – 0.2%
1,100	KBC Groep NV (Commercial Banks)	$ 127,605

Finland – 0.5%
19,100	Sampo Oyj (Insurance)	394,220

France – 12.9%
8,000	Arcelor (Metals & Mining)	329,025
5,600	Assurances Generales de France (Insurance)	707,909
1,192	BNP Paribas* (Commercial Banks)	108,802
14,800	BNP Paribas SA (Commercial Banks)	1,398,509
6,733	Business Objects SA* (Software)	218,645
23,726	Cap Gemini SA* (IT Services)	1,269,746
15,670	Credit Agricole SA (Commercial Banks)	631,431
1,852	Essilor International SA (HealthCare Equipment & Supplies)	185,751
29,080	European Aeronautic Defence and Space Co. (Aerospace & Defense)	1,147,580
9,200	Renault SA (Automobiles)	1,067,819
11,373	Sanofi-Aventis (Pharmaceuticals)	1,072,527
4,300	Societe Generale (Commercial Banks)	656,953
13,273	Societe Television Francaise 1 (Media)	440,399
3,600	Total SA (Oil, Gas & Consumable Fuels)	995,554
7,358	Vinci SA (Construction & Engineering)	731,025

		10,961,675

Germany – 6.5%
15,113	Commerzbank AG (Commercial Banks)	626,337
8,400	Continental AG (Auto Components)	1,000,081
6,506	E.ON AG (Electric Utilities)	792,315
7,900	MAN AG (Machinery)	598,896
4,000	MunichRe AG (Insurance)	566,812
6,550	RWE AG (Multi-Utilities)	567,866
5,170	SAP AG (Software)	1,129,692
11,700	TUI AG (Hotels Restaurant & Leisure)	249,161

		5,531,160

Greece – 0.4%
9,550	EFG Eurobank Ergasias (Commercial Banks)	380,485

Ireland – 1.5%
26,762	Anglo Irish Bank Corp. PLC (Commercial Banks)	441,282
21,626	CRH PLC (Construction Materials)	793,946

		1,235,228

Italy – 2.8%
12,000	Buzzi Unicem SPA (Construction Materials)	307,023

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
43,423	ENI SPA (Oil, Gas & Consumable Fuels)	$ 1,325,736
24,395	Luxottica Group SPA (Textiles & Apparel)	725,715

		2,358,474

Netherlands – 3.6%
5,842	ABN AMRO Holding NV (Commercial Banks)	174,601
62,593	ING Groep NV (Diversified Financial Services)	2,547,487
5,430	Koninklijke (Royal) Philips Electronics NV (Household Durables)	187,361
5,800	Wolters Kluwer NV (Media)	151,102

		3,060,551

Norway – 1.2%
6,340	Norsk Hydro ASA (Oil, Gas & Consumable Fuels)	975,907

Spain – 1.6%
38,355	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	847,286
18,000	Repsol YPF SA (Oil, Gas & Consumable Fuels)	537,744

		1,385,030

Sweden – 1.0%
29,716	Atlas Copco AB (Machinery)	878,264

Total Euro		27,288,599

Hong Kong Dollar – 0.6%
192,000	China Petroleum & Chemical Corp. (Oil, Gas & Consumable Fuels)	121,961
150,000	China Shenhua Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	271,820
35,500	Kerry Properties Ltd. (Real Estate)	125,914

		519,695

Israeli Shekel – 0.5%
25,800	Bank Leumi Le-Israel (Commercial Banks)	101,047
5,500	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	222,750
21,300	United Mizrahi Bank Ltd.* (Commercial Banks)	142,887

		466,684

Japanese Yen – 27.1%
18,200	Canon, Inc. (Office Electronics)	1,392,192
20,000	Cosmo Oil Co. Ltd. (Oil, Gas & Consumable Fuels)	115,049
12,000	Denso Corp. (Auto Components)	471,084
11	East Japan Railway Co. (Road & Rail)	85,882

12	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
14,300	Edion Corp. (Specialty Retail)	$ 345,993
38,000	Hitachi Ltd. (Electronic Equipment & Instruments)	282,668
4,100	Honda Motor Co. Ltd. (Automobiles)	291,301
19,800	Hoya Corp. (Electronic Equipment & Instruments)	801,633
38,000	Itochu Corp. (Trading Companies & Distribution)	345,075
195	Japan Tobacco, Inc. (Tobacco)	784,350
18,900	JFE Holdings, Inc. (Metals & Mining)	733,658
93,000	Kobe Steel Ltd. (Metals & Mining)	316,085
39,600	Mitsubishi Corp. (Trading Companies & Distribution)	958,135
104	Mitsubishi Tokyo Financial Group, Inc. (Commercial Banks)	1,634,919
112,000	Mitsui & Co. Ltd. (Trading Companies & Distribution)	1,692,812
58,000	Mitsui Chemicals, Inc. (Chemicals)	419,725
64,000	Mitsui OSK Lines Ltd. (Marine)	458,086
68,000	NEC Corp. (Computers & Peripherals)	475,967
42,000	Nippon Mining Holdings, Inc. (Oil, Gas & Consumable Fuels)	388,407
18,900	Nissan Motor Co. Ltd. (Automobiles)	248,481
11,800	Nitto Denko Corp. (Chemicals)	989,681
68,300	Nomura Holdings, Inc. (Capital Markets)	1,544,570
2,750	ORIX Corp. (Consumer Finance)	825,978
2,540	Sanyo Shinpan Finance Co. Ltd. (Consumer Finance)	150,127
6,000	Sony Corp. (Household Durables)	301,410
22,400	Sumitomo Electric Industries Ltd. (Electronic Equipment & Instruments)	355,677
50,000	Sumitomo Heavy Industries Ltd. (Machinery)	526,940
79,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	333,026
176	Sumitomo Mitsui Financial Group (Commercial Banks)	1,932,113
6,300	Takeda Chemical Industries Ltd. (Pharmaceuticals)	385,088
15,6 00	Tokyo Electric Power Co. Inc. (Electric Utilities)	400,738
83,000	Tokyo Gas Co. Ltd. (Gas Utilities)	401,642
37,900	Toyota Motor Corp. (Automobiles)	2,216,783
3,400	Yamada Denki Co. Ltd. (Specialty Retail)	370,562

		22,975,837

Korean Won – 1.1%
2,000	Honam Petrochemical Corp. (Chemicals)	127,226
1,150	Hyundai Mobis (Auto Components)	101,564
6,380	Industrial Bank of Korea (Commercial Banks)	128,520
1,900	Kookmin Bank (Commercial Banks)	170,218
811	POSCO (Metals & Mining)	226,138

Shares	Description	Value
Common Stocks – (continued)
Korean Won – (continued)
245	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor)	$ 167,282

		920,948

Mexican Peso – 0.6%
14,300	America Movil SA de CV (Wireless Telecommunication Services)	527,813

Philippine Peso – 0.1%
3,000	Philippine Long Distance Telephone Co. (Diversified Telecommunication)	118,493

Russian Rouble – 0.4%
4,013	Lukoil ADR (Oil, Gas & Consumable Fuels)	363,578

Singapore Dollar – 1.2%
30,400	Flextronics International Ltd.* (Electronic Equipment & Instruments)	345,344
374,000	Singapore Telecommunications Ltd. (Diversified Telecommunication)	648,213

		993,557

South African Rand – 0.8%
10,026	Naspers Ltd. (Media)	220,113
55,980	Sanlam Ltd. (Insurance)	144,594
5,900	Standard Bank Group Ltd. (Commercial Banks)	84,195
4,360	Telkom SA Ltd. (Diversified Telecommunication)	103,842
3,744	Tiger Brands Ltd. (Food Products)	104,303

		657,047

Swiss Franc – 8.3%
17,841	ABB Ltd.* (Electrical Equipment)	254,625
30,650	Credit Suisse Group (Capital Markets)	1,925,201
2,978	Nestle AG (Food Products)	908,264
1,440	Nobel Biocare Holding AG (HealthCare Equipment & Supplies)	355,878
19,059	Novartis AG (Pharmaceuticals)	1,093,411
6,395	Roche Holding AG (Pharmaceuticals)	983,330
12,899	UBS AG (Capital Markets)	1,528,909

		7,049,618

Taiwan Dollar – 0.7%
24,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment & Instruments)	162,854
122,000	Quanta Computer, Inc. (Computers & Peripherals)	215,276
104,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor)	221,977

		600,107

TOTAL COMMON STOCKS
(Cost $64,491,706)		$82,199,352

The accompanying notes are an integral part of these financial statements.	13

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Units	Description	Expiration Date	Value
Warrants – 1.1%
Luxembourg Franc – 0.1%
1,982	Largan Precision (Leisure Equipment & Products)	01/20/2010	$ 41,725

Taiwan Dollar – 1.0%
34,000	Foxconn Technology Co. Ltd.* (Computers & Peripherals)	08/22/2008	246,840
18,900	High Tech Computer Corp. (Computers & Peripherals)	09/18/2008	602,324

			849,164

TOTAL WARRANTS
(Cost $528,932)			$ 890,889

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.9%
State Street Bank & Trust Co.
$749,000	4.25	05/01/2006	$ 749,000
Maturity Value: $749,265 (Cost $749,000)

TOTAL INVESTMENTS – 98.8%
(Cost $65,769,638)			$83,839,241
Other assets in excess of liabilities – 1.2%			1,037,560

Net Assets – 100.0%			$84,876,801

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by $680,000 U.S. Treasury Bond, 6.13%, due 11/15/2027 with a market value $768,038.

Investment Abbreviations:
ADR	—American Depositary Receipt
TOPIX	—Tokyo Stock Price Index

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2006, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency Purchase Contracts	Expiration Date	Value on Settlement Date	Current Value	Unrealized Gain
British Pound Sterling	05/02/2006	$103,767	$105,403	$1,636
British Pound Sterling	05/03/2006	178,273	179,655	1,382
Swiss Franc	05/02/2006	39,593	40,350	757
Swiss Franc	05/03/2006	137,940	139,057	1,117
TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$459,573	$464,465	$4,892

Open Forward Foreign Currency Sale Contracts	Expiration Date	Value on Settlement Date	Current Value Unrealized	Unrealized Loss
Swedish Krona	05/02/2006	$338,168	$343,005	$(4,837)
Swiss Franc	06/15/2006	673,107	688,775	(15,668)
TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$1,011,275	$1,031,780	$(20,505)

FUTURES CONTRACTS — At April 30, 2006, the following futures contacts were open as follows:

Type	Number of Contracts Long	Settlement Month	Market Value	Unrealized Gain
TOPIX Index	2	June 2006	34,480,000 Yen	$11,274

14	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

As a % of net assets
Investment Industry Classifications†
Commercial Banks	15.0%
Oil, Gas & Consumable Fuels	9.6
Metals & Mining	6.5
Capital Markets	5.9
Insurance	5.3
Pharmaceuticals	4.9
Automobiles	4.5
Trading Companies & Distribution	3.5
Diversified Financial Services	3.0
Aerospace & Defense	2.6
Tobacco	2.6
Machinery	2.4
Electronic Equipment & Instruments	2.3
Chemicals	1.9
Auto Components	1.8
Computers & Peripherals	1.8
Construction Materials	1.8
Office Electronics	1.6
Software	1.6
IT Services	1.5
Diversified Telecommunication	1.4
Electric Utilities	1.4
Hotels Restaurant & Leisure	1.4
Wireless Telecommunication Services	1.4
Consumer Finance	1.2
Food Products	1.2
Media	1.0
Construction & Engineering	0.9
Short Term Investments	0.9
Textiles & Apparel	0.9
Household Durables	0.8
Multiline Retail	0.8
Specialty Retail	0.8
Multi-Utilities	0.7
Food & Staples Retailing	0.6
HealthCare Equipment & Supplies	0.6
Gas Utilities	0.5
Marine	0.5
Semiconductors & Semiconductor	0.5
Beverages	0.4
Electrical Equipment	0.3
Independent Power Producers	0.2
Real Estate	0.1
Road & Rail	0.1
Transportation Infrastructure	0.1

TOTAL INVESTMENTS	98.8%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.	15

COMMERCE ASSET ALLOCATION FUND

Asset Allocation Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 8.45%, based on Net Asset Value (NAV). This compares to the Russell 1000 Index(2) six-month return of 9.92% and the Asset Allocation Composite Index(3) six-month return of 7.33%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 96.6%
Equity – 48.9%
101,114	Commerce Growth Fund(a) – 14.8%	$2,464,139
39,720	Commerce International Equity Fund(a) – 6.5%	1,080,392
20,175	Commerce MidCap Growth Fund(a) – 4.1%	679,494
109,988	Commerce Value Fund(a) – 18.3%	3,051,067
34,393	T. Rowe Price Mid-Cap Value Fund – 5.2%	868,412

		8,143,504

Fixed Income – 47.7%
447,775	Commerce Bond Fund(a) – 47.7%	7,939,054

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $15,166,963)		$16,082,558

Exchange Traded Fund – 3.4%
5,333	iShares MSCI Emerging Markets Index – 3.4%	$ 562,365
(Cost $391,522)

TOTAL INVESTMENTS – 100.0%
(Cost $15,558,485)		$16,644,923
Other assets in excess of liabilities – 0.0%		3,441

Net Assets – 100.0%		$16,648,364

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.

PORTFOLIO COMPOSITION AS Of 04/30/06

Underlying Funds Allocation

Commerce Bond Fund	47.7%
Commerce Value Fund	18.3
Commerce Growth Fund	14.8
Commerce International Equity Fund	6.5
T. Rowe Price Mid-Cap Value Fund	5.2
Commerce MidCap Growth Fund	4.1
iShares MSCI Emerging Markets Index	3.4

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Russell 1000 Index is an unmanaged market-weighted index comprised of the 1000 largest U.S. companies. The Index figures do not reflect any fees, expenses or taxes.

(3)	The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by the Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Russell 1000 Index (50%), the Lehman Brothers Aggregate Bond Index (40%) and Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE”) (10%). The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The MSCI® EAFE® (gross) Index (unhedged) is an unmanaged market capitalization weighted composite of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The MSCI® EAFE® (gross) Index includes the maximum dividend reinvestment. The Composite Index figures do not reflect any deduction of any fees, expenses or taxes.

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 0.13%, based on Net Asset Value (NAV). This compares to the Lehman Brothers Aggregate Bond Index(2) six-month return of 0.56%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 14.2%
Auto – 1.5%
Distribution Financial Services Trust Series 1999-3, Class A6
$ 2,839,757	6.88%	11/15/2016	$ 2,843,656
Hertz Vehicle Financing LLC Series 2005-1A, Class A5(a)
4,770,000	5.08	11/25/2011	4,682,845
WFS Financial Owner Trust Series 2004-F1, Class A3
833,321	2.19	06/20/2008	829,580

			8,356,081

Commercial – 3.0%
Asset Securitization Corp. Series 1995-MD4, Class A1
275,831	7.10	08/13/2029	279,113
Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,192,868
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,589,929	6.21	10/15/2035	6,696,742
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	5,744,379

			16,913,102

Credit Card – 1.5%
Cabela’s Master Credit Card Trust Series 2005-1A, Class A1(a)
5,000,000	4.97	10/15/2013	4,918,750
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,433,547

			8,352,297

Equipment – 0.5%
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.36	11/20/2012	3,095,775

Home Equity – 2.7%
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
635,385	8.18	12/25/2029	634,789
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2
3,401,173	3.75	09/25/2033	3,172,227

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5
$ 4,693,649	8.35%	03/25/2025	$ 4,677,552
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7
4,347,253	7.98	09/25/2030	4,333,378
Security National Mortgage Loan Trust Series 2004-2A, Class AF3(a)(b)
3,000,000	5.77	11/25/2034	2,905,313

			15,723,259

Manufactured Housing – 3.9%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
1,029,448	7.60	03/15/2027	1,036,715
Green Tree Financial Corp. Series 1993-4, Class A5
6,472,551	7.05	01/15/2019	6,542,478
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,055,123
Green Tree Financial Corp. Series 1996-4, Class A7
3,172,053	7.90	06/15/2027	3,316,277
Green Tree Financial Corp. Series 1997-3, Class A6
184,596	7.32	03/15/2028	190,438
Green Tree Financial Corp. Series 1998-3, Class A5
1,449,588	6.22	03/01/2030	1,404,368
Green Tree Financial Corp. Series 1998-3, Class A6
997,896	6.76	03/01/2030	988,099
Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	11/01/2028	1,180,146
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	218,761
Oakwood Mortgage Investors, Inc. Series 1996-C, Class A6
4,205,000	7.65	04/15/2027	4,199,707
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
957,843	7.13	05/15/2027	964,788

			22,096,900

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loans – 1.1%
Brazos Higher Education Authority, Inc. Student Loan RB Taxable Series 2005 Class A-5 (Guaranted Student Loans)(b)
$ 3,570,000	4.91%	12/01/2040	$ 3,532,444
Northstar Education Finance, Inc. Series 2005-1, Class A5
3,000,000	4.74	01/01/2043	2,953,359

			6,485,803

TOTAL ASSET-BACKED SECURITIES
(Cost $85,867,211)			$81,023,217

Taxable Municipal Bond Obligations – 5.0%
Alabama – 0.2%
Montgomery Alabama Taxable Warrants Series 2005 (FSA)
$ 1,295,000	4.79%	04/01/2015	$1,210,903

Alaska – 0.3%
Providence Alaska Health System Direct Obligation Series 2005
500,000	4.31	10/01/2006	497,925
755,000	4.68	10/01/2010	730,719
500,000	4.79	10/01/2011	482,875

			1,711,519

California – 0.5%
Industry California Sales Tax RB Taxable Series 2005 (MBIA)
3,045,000	5.00	01/01/2013	2,952,554

Massachusetts – 0.5%
University of Massachusetts Building Authority RB Refunding Taxable Series 2006-2 (AMBAC)
655,000	5.36	05/01/2011	651,319
2,485,000	5.43	05/01/2012	2,477,471

			3,128,790

New Jersey – 0.2%
New Jersey Economic Development Authority RB Taxable Designated Industry Series 2004-A
1,000,000	5.20	03/01/2014	971,770

New York – 0.7%
New York State Housing Finance Agency Personal Income Tax RB Taxable Economic Development & Housing Series 2006 B
3,925,000	5.22	09/15/2015	3,800,499

Ohio – 0.8%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition RB Taxable Series 2005 (MBIA)
1,555,000	4.38	08/15/2007	1,538,128
3,140,000	4.60	02/15/2009	3,072,490

			4,610,618

Oklahoma – 0.3%
Oklahoma State Capital Improvement Authority RB Taxable Oklahoma State Regents Series 2006 (MBIA)
2,000,000	5.16	07/01/2013	1,951,960

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Oregon – 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004
$ 785,000	5.17%	06/15/2011	$ 756,096
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)
5,000,000	4.36	06/30/2013	4,659,900

			5,415,996

Rhode Island – 0.1%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)
710,000	4.96	07/15/2014	677,695

Washington – 0.4%
Energy Northwest Washington RB Taxable Columbia Station Series 2005-C (AMBAC)
2,335,000	4.49	07/01/2011	2,231,116

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $29,819,313)			$28,663,420

CMOs – 12.1%
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$ 3,163,029	5.25%	09/25/2019	$ 3,050,011
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
3,570,225	4.75	12/25/2018	3,495,836
FHLMC PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,491,169
FHLMC PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,830,176
FHLMC PAC Series 2760, Class EC
4,050,000	4.50	04/15/2017	3,813,247
FHLMC REMIC PAC Series 1579, Class PM
1,274,175	6.70	09/15/2023	1,301,410
FHLMC Series 2391, Class Z
5,184,361	6.00	12/15/2031	4,990,311
FHLMC Series 2524, Class WC
1,950,000	6.00	11/15/2028	1,956,414
FHLMC Series 2603, Class C
2,620,000	5.50	04/15/2023	2,549,452
FHLMC Series 2677, Class BC
800,000	4.00	09/15/2018	703,510
FHLMC Series 2742, Class K
4,915,000	4.00	01/15/2019	4,326,196
FHLMC Series T-58, Class 1A3
3,000,000	4.39	11/25/2038	2,950,693
FNMA FNIC PAC Series 2001-45, Class WG
2,447,528	6.50	09/25/2031	2,467,509
FNMA PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	2,909,012

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FNMA REMIC PAC Series 2003-14, Class AP
$ 934,775	4.00%	03/25/2033	$ 880,694
FNMA REMIC Series 1992-1, Class E
38,850	7.50	01/25/2007	38,959
FNMA Series 2002-73, Class OE
3,404,000	5.00	11/25/2017	3,234,939
FNMA Series 2002-82, Class XE
2,660,000	5.00	12/25/2017	2,525,968
GNMA Series 1998-12, Class EB
1,735,443	6.50	05/20/2028	1,726,158
GNMA Series 2003-16, Class B
3,500,000	4.49	08/16/2025	3,356,482
Impac Secured Assets Corp. Series 2004-2, Class A6
2,000,000	5.74	08/25/2034	1,981,599
Master Asset Securitization Trust Series 2004-3, Class 5A1
745,575	6.25	01/25/2032	744,995
Residential Asset Securitization Trust Series 2004-IP1, Class A1(b)
1,315,330	3.85	01/25/2034	1,281,861
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
3,733,305	6.00	05/25/2033	3,698,674
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
1,999,909	5.00	05/25/2018	1,944,194
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
2,829,455	5.00	06/25/2018	2,733,961

TOTAL CMOS
(Cost $70,793,701)			$68,983,430

Commercial Mortgages – 3.5%
FNMA Series 2000-M2, Class C(b)
$4,600,000	7.15%	07/17/2022	$ 4,760,937
GNMA Series 2001-12, Class B(b)
724,228	6.15	06/16/2021	732,817
GNMA Series 2002-62, Class B
1,841,000	4.76	01/16/2025	1,818,943
GNMA Series 2003-38, Class JC(b)
1,198,528	6.99	08/16/2042	1,283,307
GNMA Series 2004-09, Class A
3,705,353	3.36	08/16/2022	3,525,913
GNMA Series 2004-45, Class A
2,759,808	4.02	12/16/2021	2,671,166
GNMA Series 2004-60, Class C(b)
5,000,000	5.24	03/16/2028	4,888,706

TOTAL COMMERCIAL MORTGAGES
(Cost $20,647,528)			$19,681,789

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 21.4%
Aerospace/Defense – 0.2%
Lockheed Martin Corp.
$1,120,000	8.50%	12/01/2029	$1,417,143

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50	01/15/2015	1,629,670

Consumer Non-Durables – 0.2%
Clorox Co.
1,000,000	4.20	01/15/2010	952,844

Electric – 1.5%
Columbus Southern Power Co.
2,870,000	5.85	10/01/2035	2,621,309
Duke Energy Corp.
1,525,000	5.30	10/01/2015	1,472,458
Exelon Generation Co. LLC
2,955,000	5.35	01/15/2014	2,837,831
San Diego Gas & Electric Co.
1,585,000	5.30	11/15/2015	1,528,783

			8,460,381

Financial – 8.6%
American General Finance Corp.
2,870,000	3.88	10/01/2009	2,734,014
Bank One Corp.(b)
1,000,000	9.88	03/01/2019	1,207,091
Bear Stearns Companies, Inc.
3,000,000	4.50	10/28/2010	2,877,519
Equitable Life Assurance Society of the United States(a)
5,900,000	7.70	12/01/2015	6,595,350
General Electric Capital Corp. MTN Series A
4,325,000	5.88	02/15/2012	4,394,559
3,000,000	6.00	06/15/2012	3,067,752
John Deere Capital Corp.
3,000,000	3.63	05/25/2007	2,946,456
Merrill Lynch & Co., Inc. MTN
3,065,000	4.83	10/27/2008	3,032,627
Metropolitan Life Insurance Co.(a)
6,000,000	7.70	11/01/2015	6,721,392
Morgan Stanley
900,000	6.75	04/15/2011	943,597
1,720,000	5.30	03/01/2013	1,677,055
Morgan Stanley Traded Custody Receipts(a)(b)
4,674,000	7.71	03/01/2032	5,225,906
Reed Elsevier Capital, Inc.
1,800,000	6.75	08/01/2011	1,876,374
SLM Corp. MTN
2,443,000	4.00	01/15/2009	2,348,722
Wells Fargo & Co.
3,480,000	3.13	04/01/2009	3,274,249

			48,922,663

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Forestry – 0.1%
Weyerhaeuser Co.
$ 457,000	6.75%	03/15/2012	$ 473,013

Industrial – 2.6%
Campbell Soup Co.
2,600,000	8.88	05/01/2021	3,266,296
Receipts on Corporate Securities Trust CHR-1998-1
5,350,091	6.50	08/01/2018	5,219,870
Receipts on Corporate Securities Trust NSC-1998-1
3,095,175	6.38	05/15/2017	3,087,746
Service Master Co.
2,661,000	7.10	03/01/2018	2,770,900
Waste Management, Inc.
560,000	7.65	03/15/2011	604,801

			14,949,613

Multimedia – 0.5%
AOL Time Warner
2,735,000	6.75	04/15/2011	2,835,560

Oil & Gas – 1.5%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,742,834
Tosco Corp.
1,258,000	7.25	01/01/2007	1,271,140
2,130,000	8.13	02/15/2030	2,620,822

			8,634,796

Real Estate – 2.0%
Archstone-Smith Trust
2,550,000	5.75	03/15/2016	2,493,841
EOP Operating LP
3,300,000	7.75	11/15/2007	3,405,211
Prologis(a)
2,030,000	5.25	11/15/2010	1,990,096
Simon Property Group LP(a)
2,000,000	5.38	06/01/2011	1,968,732
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,716,659

			11,574,539

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	1,856,558

Utilities – 1.0%
GTE Corp.
5,310,000	6.84	04/15/2018	5,471,966

Yankee – 2.6%
BHP Billiton Finance USA Ltd.
2,044,000	4.80	04/15/2013	1,945,878
750,000	6.75	11/01/2013	791,458
955,000	5.25	12/15/2015	915,843

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Deutsche Telekom International Finance BV
$ 1,335,000	8.00%	06/15/2010	$ 1,451,122
France Telecom SA
1,286,000	7.75	03/01/2011	1,399,027
Swiss Bank Corp.
7,335,000	7.38	06/15/2017	8,242,193

			14,745,521

TOTAL CORPORATE OBLIGATIONS
(Cost $122,337,638)			$121,924,267

Foreign Debt Obligations – 1.0%
Sovereign – 1.0%
Egypt Agency for International Development
$ 5,700,000	4.45%	09/15/2015	$ 5,325,567
Republic of Poland
592,000	5.25	01/15/2014	576,016

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $6,026,286)			$5,901,583

Mortgage-Backed Pass-Through Obligations – 14.2%
FHLMC
$ 195,484	6.00%		12/01/2013	$ 196,637
260,107	8.50		02/01/2019	275,820
359,402	8.50		03/01/2021	383,408
1,729,961	7.00		05/01/2026	1,782,410
183,453	7.00		10/01/2030	188,697
228,019	7.50		12/01/2030	237,804
444,042	7.50		01/01/2031	463,099
957,854	7.00		08/01/2031	985,407
7,435,141	5.00		05/01/2033	7,055,095
6,030,695	5.50		06/01/2033	5,873,742
3,048,076	2.71	(b)	05/01/2034	2,971,420
5,483,262	5.31	(b)	01/01/2036	5,280,868
FNMA
497,782	5.50		01/01/2009	493,995
390,663	7.00		07/01/2009	397,114
87,511	6.50		02/01/2012	89,698
255,842	6.00		12/01/2013	256,073
150,065	6.50		07/01/2014	153,789
266,756	9.00		11/01/2021	285,665
88,193	6.50		08/01/2024	90,152
127,173	6.50		09/01/2024	129,997
141,482	9.00		02/01/2025	152,926
43,270	6.50		03/01/2026	44,235
96,573	8.00		07/01/2028	102,767
355,690	6.50		10/01/2028	363,601
308,874	6.25	(b)	12/01/2028	315,460
62,646	6.50		01/01/2029	64,039
170,890	6.00		07/01/2029	170,852
254,639	7.50		09/01/2029	265,358
283,814	7.00		03/01/2031	292,310
107,614	7.50		03/01/2031	112,066

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
$ 455,903	7.00%	11/01/2031	$ 469,305
1,053,110	7.00	01/01/2032	1,084,069
2,807,121	6.00	12/01/2032	2,801,213
4,802,214	5.00	02/01/2033	4,559,174
9,183,659	5.50	03/01/2033	8,943,727
3,278,716	5.00	07/01/2033	3,112,780
11,554,389	4.50	08/01/2033	10,624,650
3,924,877	5.00	02/01/2034	3,721,275
1,903,358	5.09 (b)	10/01/2034	1,875,286
3,882,057	5.11 (b)	02/01/2035	3,765,723
GNMA
434,628	8.00	02/15/2022	463,346
210,804	7.50	08/20/2025	219,785
858,083	7.50	07/20/2026	895,050
1,384,217	6.50	04/15/2031	1,425,594
1,564,033	6.50	05/15/2031	1,610,785
4,068,058	5.50	04/15/2033	3,995,201
1,719,828	5.50	10/15/2033	1,689,027

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $82,824,117)			$80,730,494

U.S. Government Agency Obligations – 15.2%
FFCB
$11,135,000	4.50%	05/06/2014	$ 10,524,579
2,860,000	5.19	04/22/2021	2,720,049
FHLB
18,755,000	2.75	11/15/2006	18,508,803
7,210,000	4.88	11/15/2006	7,196,034
7,000,000	5.59	02/03/2009	7,083,027
2,270,000	5.58	02/17/2009	2,292,632
2,915,000	5.38	08/15/2024	2,815,368
3,025,000	7.13	02/15/2030	3,637,892
FHLMC
10,000,000	4.13	07/12/2010	9,583,260
7,380,000	4.88	08/16/2010	7,269,891
FNMA
3,500,000	4.25	08/15/2010	3,367,175
5,000,000	4.38	09/15/2012	4,753,960
1,300,000	5.08	06/24/2018	1,193,889
1,635,000	7.13	01/15/2030	1,967,528
Tennessee Valley Authority
1,981,000	6.75	11/01/2025	2,245,374
1,000,000	7.13	05/01/2030	1,197,702

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $88,074,965)			$86,357,163

U.S. Treasury Obligations – 5.0%
United States Treasury Bonds
$11,965,000	4.00%	02/15/2015	$ 11,086,314
400,000	8.00	11/15/2021	513,500
3,750,000	5.50	08/15/2028	3,844,335
7,765,000	6.25	05/15/2030	8,775,661

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes
$ 4,500,000	4.25%	11/15/2014	$ 4,253,729

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,299,058)			$28,473,539

Repurchase Agreement(c) – 7.6%
State Street Bank & Trust Co.
$42,953,000	4.25%	05/01/2006	$ 42,953,000
Maturity Value: $42,958,071
(Cost $42,953,000)

TOTAL INVESTMENTS – 99.2%
(Cost $578,642,817)			$564,691,902
Other assets in excess of liabilities – 0.8%			4,532,033

Net Assets – 100.0%			$569,223,935

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $35,008,384, which represents approximately 6.2% of net assets as of April 30, 2006.
(b)	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2006.
(c)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by 31,750,000 U.S. Treasury Bond, 8.75% due 05/15/2020 with a market value of $43,814,365.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
CMOs	—Collateralized Mortgage Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
GO	—General Obligation
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
RB	—Revenue Bond
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

PORTFOLIO COMPOSITION AS OF 04/30/06

Sector Allocation

Corporate Obligations	21.6%
U.S. Government Agency Obligations	15.3
Asset-Backed Securities	14.3
Mortgage-Backed Pass-Through Obligations	14.3
Collateralized Mortgage Obligations	12.2
Short-Term Obligation	7.6
U.S. Treasury Obligations	5.1
Municipal	5.1
Commercial Mortgages	3.5
Foreign Debt Obligations	1.0

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 1.16%, based on Net Asset Value (NAV). This compares to the Citigroup 1-5 Yr. Treasury/Government Sponsored Index(2) six-month return of 1.21%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – 32.9%
American Home Mortgage Investment Trust Series 2004-3, Class 6A4
$1,337,000	5.01%	10/25/2034	$ 1,299,173
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
1,472,914	3.94	09/25/2034	1,452,637
Countrywide Alternative Loan Trust Series 2005-5R, Class A2
1,399,123	4.75	12/25/2018	1,369,971
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
1,489,670	3.80	11/19/2033	1,428,901
FHLMC PAC Series 023, Class PK
929,581	6.00	11/25/2023	936,967
FHLMC PAC Series 159, Class H
71,641	4.50	09/15/2021	70,623
FHLMC PAC Series 1614, Class MB
460,380	6.50	12/15/2009	465,356
FHLMC PAC Series 1650, Class K
880,000	6.50	01/15/2024	901,429
FHLMC PAC Series 2103, Class TE
1,141,853	6.00	12/15/2028	1,144,022
FHLMC PAC Series 2109, Class PE
788,032	6.00	12/15/2028	789,867
FHLMC PAC Series 2131, Class PE
213,500	6.00	04/15/2026	213,767
FHLMC PAC Series 2178, Class PB
3,196,660	7.00	08/15/2029	3,286,230
FHLMC PAC Series 2389, Class CD
251,038	6.00	03/15/2016	252,774
FHLMC PAC Series 2594, Class OR
535,118	4.25	06/15/2032	514,525
FHLMC PAC Series 2626, Class KA
1,000,000	3.00	03/15/2030	908,404
FHLMC REMIC PAC Series 041, Class F
227,825	10.00	05/15/2020	227,359

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FHLMC REMIC PAC Series 1351, Class TE
$ 914,864	7.00%	08/15/2022	$ 921,600
FHLMC REMIC PAC Series 1607, Class G
436,522	6.00	08/15/2013	437,368
FHLMC REMIC PAC Series 1673, Class H
45,701	6.00	11/15/2022	45,839
FHLMC REMIC PAC Series 2022, Class PE
235,199	6.50	01/15/2028	240,092
FHLMC REMIC PAC Series 2061, Class TA
18,769	5.25	10/15/2027	18,731
FHLMC REMIC PAC Series 2161, Class PG
261,341	6.00	04/15/2028	262,165
FHLMC REMIC PAC Series 2345, Class PQ
150,595	6.50	08/15/2016	154,023
FHLMC REMIC PAC Series 2439, Class LG
1,379,442	6.00	09/15/2030	1,389,722
FHLMC REMIC Series 2591, Class QY
60,110	5.00	05/15/2014	60,005
FHLMC Series 031, Class EA Principal-Only Stripped Security(b)
910,190	0.00	04/25/2024	835,043
FHLMC Series 2515, Class KA
302,660	5.00	02/15/2016	301,242
FHLMC Series 2584, Class LX
308,120	5.50	12/15/2013	306,845
FHLMC Series 2644, Class BM
1,795,000	4.50	01/15/2026	1,745,934
FHLMC Series 2644, Class ED
1,697,527	4.00	02/15/2018	1,609,898
FHLMC Series 2782, Class MC
1,525,053	4.50	01/15/2011	1,512,648
FHLMC Series T-58, Class 1A3
2,000,000	4.39	11/25/2038	1,967,128
FNMA PAC Series 1992-129, Class L
523,643	6.00	07/25/2022	528,351

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Citigroup 1-5 Year Treasury/Government Sponsored Index, is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
FNMA PAC Series 1993-225, Class UB
$1,285,086	6.50%	12/25/2023	$ 1,307,110
FNMA PAC Series 2001-76, Class UC
840,691	5.50	11/25/2015	839,452
FNMA PAC Series 2002-56, Class UC
1,200,000	5.50	09/25/2017	1,188,522
FNMA PAC Series 2003-117, Class KB
556,000	6.00	12/25/2033	539,137
FNMA REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
84,095	0.00	07/25/2021	78,572
FNMA REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
180,780	0.00	10/25/2022	160,537
FNMA REMIC PAC Series 1998-36, Class J
344,848	6.00	07/18/2028	345,468
FNMA REMIC PAC Series 2001-71, Class MB
861,624	6.00	12/25/2016	869,554
FNMA REMIC PAC Series 2003-14, Class AP
1,256,840	4.00	03/25/2033	1,184,126
FNMA REMIC Series 1991-137, Class H
291,417	7.00	10/25/2021	301,516
FNMA REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
89,432	0.00	06/25/2022	72,906
FNMA REMIC Series 1992-1, Class E
5,550	7.50	01/25/2007	5,566
FNMA REMIC Series 1993-140, Class J
1,100,000	6.65	06/25/2013	1,113,795
FNMA REMIC Series 1993-182, Class FA(a)
69,933	4.33	09/25/2023	67,692
FNMA REMIC Series 1993-183, Class K
337,471	6.50	07/25/2023	342,521
FNMA REMIC Series 2002-71, Class PC
253,897	5.50	12/25/2026	253,243
FNMA Series 2003-W6, Class 3A
943,663	6.50	09/25/2042	958,343
FNMA Series 2004-21, Class AC
350,000	4.00	05/25/2016	338,863
GNMA REMIC PAC Series 2001-6, Class PM
234,408	6.50	06/16/2030	236,558
GNMA Series 1998-12, Class EB
433,861	6.50	05/20/2028	431,539
GNMA Series 2001-53, Class F(a)
132,164	5.27	10/20/2031	133,001
GNMA Series 2002-28, Class A
2,041,861	4.78	02/16/2018	2,040,637
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
1,415,378	3.82	04/21/2034	1,376,368
Master Asset Securitization Trust Series 2004-3, Class 5A1
354,553	6.25	01/25/2032	354,278

Principal Amount	Interest Rate	Maturity Date	Value
CMOs – (continued)
Residential Asset Securitization Trust Series 2004-IP1, Class A1(a)
$1,178,298	3.85%	01/25/2034	$ 1,148,316
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
776,879	5.00	05/25/2018	755,236
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
112,221	6.25	12/25/2023	111,819
Vendee Mortgage Trust Series 1996-2, Class 1Z
449,819	6.75	06/15/2026	461,960
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
1,000,000	5.75	12/25/2032	994,239
Washington Mutual, Inc. Series 2003-AR4, Class A6(a)
1,683,064	3.42	05/25/2033	1,636,406
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
509,302	5.00	06/25/2018	492,113

TOTAL CMOS
(Cost $48,694,236)			$ 47,738,032

Commercial Mortgages – 6.7%
FNMA Series 2000-M2, Class C(a)
$1,600,000	7.15%	07/17/2022	$ 1,655,978
GNMA REMIC Series 2004-51, Class A
315,270	4.15	02/16/2018	306,568
GNMA Series 2003-88, Class AC
2,280,662	2.91	06/16/2018	2,178,183
GNMA Series 2004-09, Class A
1,658,853	3.36	08/16/2022	1,578,519
GNMA Series 2004-20, Class C
1,700,000	4.43	04/16/2034	1,612,541
GNMA Series 2004-43, Class A
345,416	2.82	12/16/2019	328,209
GNMA Series 2004-45, Class A
1,379,904	4.02	12/16/2021	1,335,583
GNMA Series 2004-60, Class C(a)
650,000	5.24	03/16/2028	635,532

TOTAL COMMERCIAL MORTGAGES
(Cost $10,010,753)			$ 9,631,113

Mortgage-Backed Pass-Through Obligations – 7.2%
FHLMC
$ 993	7.75%	09/01/2007	$ 996
363,261	5.50	08/01/2017	360,411
847,386	6.00	01/01/2019	859,831
895,543	6.00	05/01/2019	908,696
211,259	6.00	10/01/2023	211,453
FNMA
7,487	8.00	12/01/2007	7,560
328,097	7.00	03/01/2009	331,791
774,761	4.50	11/01/2009	754,525

24	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
$ 12,407	6.50%		02/01/2012	$ 12,716
452,521	6.50		09/01/2013	463,043
457,000	10.50		11/01/2015	495,627
427,344	6.00		07/01/2016	432,981
13,310	5.32	(a)	08/01/2023	13,582
5,285	9.00		07/01/2024	5,702
36,553	6.25	(a)	12/01/2028	37,332
138,152	7.00		11/01/2031	142,214
980,534	5.27	(a)	02/01/2033	958,201
1,117,968	6.00		07/01/2033	1,115,615
1,474,411	4.05	(a)	02/01/2034	1,436,710
887,523	5.09	(a)	10/01/2034	874,434
GNMA
19,182	8.00		10/15/2016	20,267
24,256	8.00		07/15/2017	25,682
931	5.13	(a)	11/20/2024	938
1,639	5.13	(a)	12/20/2024	1,652
36,827	4.38	(a)	04/20/2026	36,803
24,020	4.75	(a)	08/20/2026	24,126
42,730	4.38	(a)	01/20/2028	43,089
859,914	5.50		10/15/2033	844,513

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $10,758,974)				$10,420,490

U.S. Government Agency Obligations – 47.1%
FFCB
$ 470,000	5.40%		05/10/2006	$ 470,013
2,000,000	3.00		04/15/2008	1,920,890
237,000	6.89		09/13/2010	252,268
250,000	7.00		09/01/2015	279,570
500,000	6.13		12/29/2015	527,344
FHLB
260,000	7.01		06/14/2006	260,551
1,815,000	1.88		06/15/2006	1,807,678
7,000,000	5.25		08/15/2006	7,000,651
425,000	2.88		02/15/2007	417,395
735,000	5.38		02/15/2007	735,842
525,000	3.50		09/12/2007	513,539
125,000	5.88		11/15/2007	126,288
115,000	6.02		01/09/2008	116,566
50,000	5.97		03/25/2008	50,727
1,000,000	6.00		06/11/2008	1,014,839
3,400,000	2.63		07/15/2008	3,224,465
250,000	5.37		12/11/2008	251,419
3,000,000	5.59		02/03/2009	3,035,583
125,000	5.90		03/26/2009	126,812
35,000	5.99		04/09/2009	35,843
FHLMC
8,000,000	5.50		07/15/2006	8,004,176
12,100,000	2.75		08/15/2006	12,015,965
4,600,000	3.63		09/15/2008	4,444,709
2,000,000	5.13		07/15/2012	1,980,268

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$2,500,000	5.25%	06/15/2006	$2,499,962
1,500,000	4.38	10/15/2006	1,494,846
2,000,000	3.13	12/15/2007	1,937,598
5,500,000	7.25	01/15/2010	5,874,643
5,000,000	3.88	02/15/2010	4,772,800
3,000,000	6.13	03/15/2012	3,122,109

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,023,375)			$ 68,315,359

U.S. Treasury Obligations – 4.0%
United States Treasury Note
$3,000,000	4.13%	08/15/2010	$ 2,909,766
3,000,000	4.50	11/15/2010	2,949,960

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,996,801)			$ 5,859,726

Repurchase Agreement(c) – 1.7%
State Street Bank & Trust Co.
$2,410,000	4.25%	05/01/2006	$ 2,410,000
Maturity Value: $2,410,854
(Cost $2,410,000)

TOTAL INVESTMENTS – 99.6%
(Cost $147,894,139)			$144,374,720
Other assets in excess of liabilities – 0.4%			617,394

Net Assets – 100.0%			$144,992,114

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by $2,180,000 U.S. Treasury Bond, 6.13%, due 11/15/2027 with a market value of $2,462,238.

Investment Abbreviations:
CMOs	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	25

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

PORTFOLIO COMPOSITION AS OF 04/30/06

Sector Allocation

U.S. Government Agency Obligations	53.8%
Collateralized Mortgage Obligations	32.9
Mortgage-Backed Pass-Through Obligations	7.2
U.S. Treasury Obligations	4.4
Short-Term Obligation	1.7

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 1.12%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 1.20%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 95.7%
Alabama – 2.5%
Alabama Drinking Water Finance Authority Revenue Bonds (Relvolving Funding Program) Series A (AMBAC) (AAA/Aaa)(a)
$ 760,000	4.70%	08/15/2011	$ 777,450
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
930,000	5.50	07/01/2012	1,008,622
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.00	06/01/2016	1,047,662
Madison AL GO Bonds (Refunding Warrants) (FSA) (AAA/Aaa)
1,160,000	5.00	04/01/2019	1,222,837

			4,056,571

Alaska(b) – 0.3%
North Slope Boro AK GO Bonds (Capital Appreciation) Series B (MBIA) (AAA/Aaa)
540,000	0.00	06/30/2007	516,899

Arizona – 1.6%
Maricopa County AZ School District No. 4 Mesa Unified GO Bonds (School Improvement Project) Series A (FGIC) (AAA/Aaa)
1,000,000	4.75	07/01/2019	1,022,610
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)
400,000	5.00	07/01/2017	427,520
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	561,230
Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60	07/01/2006	502,320

			2,513,680

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Arkansas – 0.7%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)(c)
$ 5,000	5.65%	07/01/2011	$ 4,957
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)
1,000,000	5.00	01/01/2017	1,051,220

			1,056,177

California – 2.6%
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	588,626
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/Aaa)
1,395,000	5.00	08/01/2018	1,458,682
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,086,315

			4,133,623

Colorado – 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
495,000	5.38	01/15/2012	498,217
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)
755,000	5.25	06/01/2011	776,510
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (ETM) (BBB+/NR)
365,000	5.50	04/01/2009	382,243
390,000	5.50	04/01/2010	413,872
Colorado State Certificates of Participation (University of Colorado at Denver and Health Sciences Center Fitzsimons Academic) Series B (MBIA) (AAA/Aaa)
1,000,000	5.00	11/01/2015	1,058,890

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Colorado – (continued)
Colorado State Department of Corrections Certificates of Participation (AMBAC) (AAA/Aaa)(b)
$ 100,000	0.00%	03/01/2010	$ 85,708
El Paso County School District No. 11 GO Bonds (Capital Appreciation) (MBIA) (AAA/Aaa)(b)
1,000,000	0.00	12/01/2012	751,610

			3,967,050

District Of Columbia – 1.0%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
555,000	5.75	07/01/2011	601,453
District of Columbia Water & Sewer Authority Public Utility Revenue Bonds (FSA) (AAA/Aaa)
500,000	5.50	10/01/2017	554,595
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.25	10/01/2009	521,100

			1,677,148

Florida – 1.9%
Clay County FL School Board Certificates of Participation Series A (MBIA) (NR/Aaa)
175,000	4.60	07/01/2027	170,370
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)
895,000	5.50	06/01/2009	941,433
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50	03/01/2014	1,443,276
St. Lucie County FL Revenue Bonds (Public Improvements) (AMBAC) (AAA/Aaa)
520,000	5.00	10/01/2018	547,908

			3,102,987

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA-/Aa2)
2,000,000	5.75	04/01/2012	2,190,260

Illinois – 8.9%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25	01/01/2010	541,470
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(a)
2,000,000	6.00	07/01/2010	2,192,960
1,000,000	6.13	07/01/2010	1,101,260
Chicago IL GO Bonds Series A (FGIC) (ETM) (AAA/Aaa)(a)
765,000	5.75	01/01/2008	790,620
Cook County IL School District No. 117 GO Bonds (Capital Appreciation) (FSA) (ETM) (NR/Aaa)(b)
500,000	0.00	12/01/2008	453,760
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.80	01/01/2010	25,393

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa3)
$ 670,000	5.50%	05/01/2012	$ 702,347
Illinois Finance Authority Revenue Bonds (Refunding Shedd Aquarium Society) (AMBAC) (AAA/Aaa)
1,750,000	5.00	07/01/2020	1,835,085
1,685,000	5.00	07/01/2021	1,764,330
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series A-1 (AA/Aa2)
1,000,000	4.15	02/01/2016	984,200
500,000	4.25	08/01/2017	490,330
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)
255,000	3.70	02/01/2013	252,287
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)
1,075,000	7.88	12/30/2007	1,146,466
Kane County IL School District No. 131 GO Bonds (Aurora East Side Capital Appreciation) Series A (FGIC) (AAA/Aaa)(b)
390,000	0.00	06/01/2006	388,717
Southern Illinois University Revenue Bonds (Medical Facility Systems) (AMBAC) (AAA/Aaa)
1,325,000	5.00	04/01/2023	1,377,086
St. Charles IL GO Bonds (Public Improvements) Series A (AMBAC) (NR/Aaa)
100,000	4.25	12/01/2023	93,403

			14,139,714

Indiana – 4.6%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)(a)
420,000	5.00	07/15/2014	447,880
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	395,639
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.25	07/15/2016	1,872,623
Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A+/A1)
515,000	5.25	09/15/2007	524,280
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	535,340
Indianapolis Local Public Improvement Revenue Bonds (Refunding) Series B (AA/Aa2)
1,000,000	6.00	01/10/2020	1,140,370
Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
1,290,000	6.65	07/01/2006	1,295,986
Wawasee IN Community School Corp. Revenue Bonds (New Elementary & Remodeling Building Corp.) (Refunding First Mortgage) (FSA) (AAA/NR)
1,000,000	5.00	07/15/2018	1,060,970

			7,273,088

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Iowa – 2.4%
Iowa Finance Authority Revenue Bonds (Refunding Child Services) (NR/NR)
$ 360,000	5.10%	06/01/2017	$ 357,282
480,000	5.13	06/01/2018	475,507
405,000	5.13	06/01/2019	399,108
200,000	5.13	06/01/2020	196,356
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
275,000	4.30	07/01/2016	271,642
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,074,000

			3,773,895

Kansas – 1.9%
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)
545,000	4.60	12/01/2009	561,835
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(a)
480,000	6.25	10/01/2007	493,215
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
65,000	5.00	06/01/2018	67,401
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
750,000	5.25	07/01/2012	782,385
Neosho County KS Sales Tax Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.50	08/15/2011	1,066,870

			2,971,706

Kentucky – 0.9%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.25	08/01/2013	522,391
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA+/Aa2)
465,000	5.38	05/15/2007	472,347
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA/Aa2)
460,000	5.45	05/15/2008	472,714

			1,467,452

Louisiana – 2.5%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,755,000	5.25	12/01/2018	2,894,871
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
1,100,000	5.38	02/01/2018	1,141,404

			4,036,275

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Maryland – 0.3%
Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)
$ 450,000	4.00%	07/01/2006	$ 450,050

Massachusetts – 2.0%
Massachusetts State Federal Hightway Revenue Bonds (Anticipation Notes) Series A (NR/Aa3)
2,000,000	5.50	06/15/2014	2,101,960
Massachusetts State GO Bonds (Refunding) Series A (AA/Aa2)
1,000,000	5.25	08/01/2021	1,092,450
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,400

			3,204,810

Michigan – 9.6%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)
25,000	4.50	05/01/2030	24,215
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	547,393
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(a)
2,000,000	6.00	05/01/2010	2,161,640
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	518,410
1,125,000	5.55	12/01/2013	1,168,617
2,000,000	5.65	12/01/2014	2,078,200
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,660,275
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
1,650,000	6.13	11/15/2009	1,790,712
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(a)
750,000	5.00	05/01/2010	785,895
250,000	5.13	05/01/2010	263,115
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(a)
475,000	5.30	05/01/2010	502,982
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa2)(a)
875,000	5.50	05/01/2010	932,986
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(a)
665,000	5.10	05/01/2010	699,274
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,180,884

			15,314,598

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Minnesota – 5.0%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(a)
$1,000,000	6.00%	10/01/2020	$ 1,090,660
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.00	01/01/2015	947,763
875,000	5.00	01/01/2016	917,560
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	243,007
Minnesota State Higher Education Facilities Authority Revenue Bonds (St. John University) Series 6-G (NR/A2)
1,000,000	5.00	10/01/2009	1,037,370
Shakopee MN Independent School District No. 720 GO Bonds (School Building Improvements) Series A (MBIA) (NR/Aaa)
1,045,000	4.75	02/01/2014	1,091,732
1,175,000	4.75	02/01/2015	1,226,195
1,350,000	4.75	02/01/2016	1,402,785

			7,957,072

Mississippi – 0.6%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)
1,000,000	5.65	12/01/2009	1,030,870

Missouri – 13.6%
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
500,000	5.25	06/01/2012	527,615
Columbia MO Special Obligation Revenue Bonds (Refunding & Improvement) (AA-/NR)
1,180,000	4.25	02/01/2010	1,201,205
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program) Series A (AA+/Aa1)
835,000	5.00	03/01/2020	875,631
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
1,100,000	5.85	03/01/2009	1,170,653
600,000	5.65	03/01/2013	635,352
Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
600,000	5.30	03/01/2008	616,248
Independence MO School District GO Bonds (Refunding Direct Deposit Program) (FSA) (AAA/Aaa)
1,000,000	4.50	03/01/2018	1,017,780
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.00	12/01/2013	920,455
855,000	5.00	12/01/2014	901,247
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	323,247

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
$ 290,000	4.00%	02/15/2008	$ 289,345
555,000	5.50	02/15/2014	585,469
Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
1,455,000	5.00	09/01/2009	1,506,725
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Fundation) Series A (MBIA) (AAA/Aaa)
1,000,000	5.25	12/01/2013	$1,066,540
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,108,124
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
725,000	5.60	03/01/2016	740,181
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
200,000	5.00	06/01/2012	206,270
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
500,000	6.75	05/15/2012	576,525
Missouri State Health and Educational Facilities Revenue Bonds (Washington University) Series A (AAA/Aa1)
1,620,000	5.00	02/15/2021	1,693,678
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,135,000	4.75	12/01/2010	1,159,766
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
1,365,000	5.25	08/15/2012	1,470,678
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(a)
225,000	5.50	12/01/2010	240,926
290,000	5.60	12/01/2010	311,736
Raytown MO Sewer Revenue Bonds (NR/NR)
275,000	4.63	07/01/2024	261,822
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50	05/01/2018	1,053,920
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)
200,000	5.88	02/01/2020	204,224
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20	01/01/2008	687,251
290,000	7.20	01/01/2009	314,789

			21,667,402

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Nebraska – 0.4%
Metropolitan Community College Facilities Corp. GO Bonds Limited (Tax Building for South Omaha Project) (AMBAC) (AAA/Aaa)
$ 620,000	4.75%	03/01/2018	$ 637,515

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.15	09/01/2017	10,384

New York – 4.9%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A1)
2,000,000	5.10	01/01/2021	2,088,980
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(a)
375,000	6.00	05/15/2010	411,008
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(a)
125,000	6.00	05/15/2010	137,003
New York NY GO Bonds (Prerefunded) Series J (A+/A1)(a)
735,000	5.25	08/01/2008	766,046
New York NY GO Bonds (Unrefunded Balance) Series J (A+/A1)
2,495,000	5.25	08/01/2011	2,585,618
New York NY GO Bonds Series G (A+/A1)
1,000,000	5.63	08/01/2013	1,090,090
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A1)
240,000	7.38	05/15/2010	255,353
New York State Dormitory Authority Revenue Bonds Series B (AA-/A1)
540,000	5.00	05/15/2008	552,771

			7,886,869

North Carolina – 0.2%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
160,000	5.00	03/01/2007	159,733
175,000	5.00	09/01/2007	175,100

			334,833

North Dakota(a) – 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2010	437,112

Ohio – 3.4%
Akron OH Certificates of Participation (Parking Facilities Project) Series A (AMBAC) (AAA/NR)
1,250,000	5.00	12/01/2016	1,325,113
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	519,510

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Ohio – (continued)
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
$1,695,000	5.00%	12/01/2022	$ 1,770,478
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	175,809
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)
1,065,000	5.00	12/01/2020	1,115,385
Ohio State Higher Educational Facilities Revenue Bonds (College of Wooster Project) (NR/A1)
520,000	5.00	09/01/2014	545,964

			5,452,259

Oklahoma – 3.4%
Cleveland County OK Independent School District No. 002 Moore GO Bonds (NR/Aa3)
1,880,000	4.00	01/01/2011	1,895,848
Oklahoma State Agricultural & Mechanical Colleges Revenue Bonds (Refunding Utility Systems) (FGIC) (AAA/Aaa)
700,000	4.50	07/01/2015	720,090
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA/NR)(a)
2,530,000	6.20	11/01/2009	2,780,951

			5,396,889

Oregon – 2.7%
Oregon State Housing & Community Services Department Mortgage Revenue Bonds (Single-Family Mortgage) Series D (NR/Aa2)
1,300,000	4.35	07/01/2018	1,298,713
1,505,000	4.40	07/01/2019	1,506,053
1,010,000	4.45	07/01/2020	1,010,697
Oregon State Housing & Community Services Department Mortgage Revenue Bonds Series E (NR/Aa2)
445,000	4.60	07/01/2030	437,956
Oregon State Housing & Community Services Department Revenue Bonds Series D (AMT) (NR/Aa2)
60,000	5.55	07/01/2006	59,977

			4,313,396

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70	12/01/2012	186,131
190,000	5.75	12/01/2013	196,542
205,000	5.80	12/01/2014	212,730
125,000	5.90	12/01/2015	130,376

			725,779

South Carolina – 0.8%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.00	09/01/2014	472,416

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
South Carolina – (continued)
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
$ 700,000	5.00%	04/01/2016	$ 741,776

			1,214,192

South Dakota – 1.2%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	122,814
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
250,000	5.15	05/01/2011	254,872
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	820,976
660,000	5.00	09/01/2010	689,687

			1,888,349

Tennessee – 1.2%
Memphis TN GO Bonds (Refunding & General Improvement) (A/A1)
1,040,000	5.00	10/01/2017	1,096,430
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	759,591

			1,856,021

Texas – 5.3%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.25	02/15/2016	1,340,118
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.00	08/15/2020	260,655
625,000	5.00	08/15/2021	650,756
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.00	07/15/2012	397,504
Dallas TX Special Tax Revenue Bonds Series A (AMBAC) (AAA/Aaa)
500,000	5.25	08/15/2010	520,940
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)
500,000	5.00	02/15/2014	529,355
El Campo TX Independent School District GO Bonds (PSF-GTD) (AAA/NR)
655,000	4.50	08/15/2019	651,718

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Texas – (continued)
El Paso TX Water and Sewer Revenue Bonds (Refunding) Series B (FSA) (AAA/NR)
$ 500,000	5.25%	03/01/2021	$ 532,665
Harris County TX Revenue Bonds Toll Roads Subordinated Lien (Refunding) (AA+/Aa1)
365,000	5.00	08/01/2033	367,668
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	448,430
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,751,161
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(a)
10,000	6.00	02/01/2010	10,797
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(a)
990,000	5.25	02/01/2010	1,043,143

			8,504,910

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,095,800

Washington – 2.3%
Kitsap County WA GO Bonds (Refunding) (MBIA) (AAA/Aaa)
1,075,000	5.00	07/01/2020	1,120,666
Skagit County WA Public Hospital District Revenue Bonds (Refunding) (NR/Baa3)
1,000,000	4.00	12/01/2006	1,000,650
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	502,580
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)
1,000,000	4.75	10/01/2008	1,014,280

			3,638,176

Wisconsin(a) – 0.4%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)
615,000	5.75	04/01/2011	670,258

Wyoming – 0.6%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
785,000	4.80	06/01/2009	792,567
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	31,112
105,000	5.20	12/01/2011	109,416

			933,095

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Puerto Rico – 0.6%
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (BBB+/Baa2)
$1,000,000	5.00%	07/01/2006	$ 1,001,640
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
10,000	5.00	07/01/2020	10,725

			1,012,365

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $150,116,988)			$152,509,529

Short-Term Obligations(d) – 0.4%
Connecticut State Special Tax Obligation (Transportation Infrastructure) (Refunding) Series 2 (AMBAC) (A-1+/VMIG1)
$ 495,000	3.56%	05/12/2006	$ 495,000
Massachusetts State GO Bonds (Refunding) Series B (SPA-Landesbank Hessen-Thuerigen) (A-1+/VMIG1)
200,000	3.56	05/12/2006	200,000

TOTAL SHORT-TERM OBLIGATIONS
(Cost $695,000)			$ 695,000

Repurchase Agreement(e) – 1.6%
State Street Bank & Trust Co.
$2,545,000	4.25%	05/01/2006	$ 2,545,000
Maturity Value: $2,545,300
(Cost $2,545,000)

TOTAL INVESTMENTS – 97.7%
(Cost $153,356,988)			$155,749,529
Other assets in excess of liabilities – 2.3%			3,647,174

Net Assets – 100.0%			$159,396,703

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(e)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by $2,510,000 U.S. Treasury Bond, 5.50% due 11/15/2028 with a market value of $2,596,286.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—Insuredby Federal Home Loan Mortgage Corp.
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
MBIA-IBC	—Insuredby Municipal Bond Investors Assurance — Insured Bond Certificates
NR	—NotRated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
SPA	—Stand-byPurchase Agreement

PORTFOLIO COMPOSITION AS OF 4/30/06

Sector Allocation

General Obligations	27.4%
Prerefunded Escrow to Maturity	15.2
Lease	11.0
Education	10.6
General	7.9
Hospital	6.7
Single Family Housing	6.1
Water/Sewer	4.3
Transportation	3.9
Short-term Investments	3.1
Student	1.8
Crossover	1.3
Multi Family Housing	0.7

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, over such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 1.12%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 1.20%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 98.8%
Michigan – 0.6%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$ 532,055
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
500,000	6.13	11/15/2009	542,640

			1,074,695

Missouri – 95.0%
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	544,165
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
650,000	4.00	03/01/2017	625,001
675,000	4.00	03/01/2018	642,236
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
250,000	5.25	11/01/2015	268,775
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)
1,000,000	5.00	03/01/2018	1,048,660
1,250,000	5.00	03/01/2019	1,308,025
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	329,760
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.25	03/01/2017	544,360
1,000,000	4.00	03/01/2020	945,440
1,000,000	5.25	03/01/2021	1,068,350
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
1,030,000	5.25	06/01/2011	1,085,218
1,000,000	5.25	06/01/2013	1,057,410

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
$ 335,000	4.50%	10/01/2006	$ 334,695
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
810,000	5.00	08/01/2007	823,632
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)
140,000	5.00	08/01/2007	142,356
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)
40,000	5.00	05/15/2009	41,025
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.60	03/01/2013	876,183
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,038,300
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,038,300
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	774,802
900,000	5.00	03/01/2015	942,327
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
695,000	5.00	03/01/2021	723,641
650,000	5.00	03/01/2022	675,344
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
500,000	5.00	12/01/2012	513,795

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)
$ 320,000	4.70%	10/01/2008	$ 327,677
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)
230,000	4.70	10/01/2010	234,825
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	349,615
560,000	5.00	08/01/2012	595,409
485,000	5.00	08/01/2015	509,075
500,000	5.00	08/01/2016	523,135
450,000	5.00	08/01/2017	468,815
Fort Zumwalt MO School District Direct Deposit Program GO Bonds Series A (AA+/Aa1)
1,080,000	5.00	03/01/2019	1,143,990
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	738,269
935,000	5.00	03/01/2018	984,003
945,000	5.00	03/01/2019	992,401
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	415,536
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	554,018
1,050,000	5.25	03/01/2019	1,118,691
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,392,874
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)(a)
850,000	5.85	03/01/2009	904,595
Howard Bend MO Levee District Special Tax Revenue Bonds (ETM) (NR/NR)
635,000	5.25	03/01/2007	642,918
Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,277,662
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
600,000	5.00	03/01/2013	638,088
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,318,516
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	340,577
340,000	5.35	11/01/2015	356,935
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,148,634

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
$ 200,000	5.00%	10/01/2006	$ 200,444
325,000	5.00	10/01/2007	327,272
300,000	5.00	10/01/2008	302,835
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
2,000,000	5.50	12/01/2012	2,173,140
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
1,000,000	5.25	12/01/2015	1,075,230
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,038,300
2,000,000	5.00	03/01/2019	2,070,340
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	552,048
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	344,715
300,000	5.70	06/01/2013	316,578
380,000	5.75	06/01/2014	404,043
400,000	5.80	06/01/2015	425,280
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	629,898
Joplin MO Industrial Development Authority Revenue Bonds (Catholic Health Initiatives Series A) (AA/Aa2)
900,000	5.50	12/01/2007	924,435
Kansas City MO Airport Revenue Bonds (Refunding & General Improvement) Series H (A+/A1)
1,500,000	5.00	09/01/2009	1,553,325
Kansas City MO Land Clearance Revenue Bonds (Refunding & Improvement) Series E (XCLA) (AAA/Aaa)
1,000,000	5.00	12/01/2015	1,063,330
Kansas City MO Metropolitan Community Colleges Building Corporation Leasehold Revenue Bonds (Refunding & Improvement) (FGIC) (NR/Aaa)
1,000,000	5.50	07/01/2011	1,081,860
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	310,248
Kansas City MO Water Revenue Bonds Series A (AA/A1)
1,640,000	5.75	12/01/2017	1,767,444
1,735,000	5.80	12/01/2018	1,873,436
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	887,774
1,035,000	5.00	12/01/2019	1,075,241
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)(a)
15,000	6.25	12/01/2006	15,502

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
$ 270,000	5.45%	03/01/2014	$ 285,323
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,428,757
1,000,000	5.25	07/01/2012	1,064,910
1,135,000	5.25	07/01/2015	1,203,770
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	499,570
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2024	1,043,440
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,077,910
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,501,636
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
500,000	4.50	02/15/2010	503,950
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,574,250
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.05	06/01/2009	415,916
500,000	5.13	06/01/2009	520,975
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre Project) Series A (A+/NR)
700,000	5.75	04/01/2012	735,091
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre Project) Series A (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,498,697
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	316,938
1,240,000	5.00	04/01/2021	1,284,181
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
530,000	5.20	03/01/2011	537,113
1,035,000	5.30	03/01/2012	1,052,460
680,000	5.60	03/01/2016	694,239
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)
1,500,000	5.50	12/01/2006	1,515,240

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
$ 445,000	5.60%	04/01/2011	$ 470,129
1,500,000	6.00	04/01/2022	1,586,685
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Energy Efficiency Master Trust) (NR/Aa2)
330,000	4.00	09/15/2013	331,871
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	442,340
450,000	5.55	04/01/2010	467,339
80,000	5.75	04/01/2019	83,875
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	175,013
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	221,351
535,000	5.20	07/01/2012	564,393
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
1,790,000	5.25	01/01/2011	1,877,710
2,130,000	5.13	01/01/2018	2,244,594
725,000	5.00	01/01/2022	754,508
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)(a)
170,000	5.13	01/01/2007	174,991
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	773,573
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	163,410
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,821,143
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)
2,000,000	6.75	05/15/2012	2,306,100
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.85	01/01/2010	1,072,930
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	287,552
35,000	5.25	05/15/2018	35,735

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
$ 925,000	5.00%	08/15/2008	$ 933,269
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
510,000	5.00	02/15/2014	520,506
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)(a)
700,000	6.25	12/01/2010	778,862
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (ETM) (A/A2)
500,000	6.25	12/01/2008	531,055
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,700,000	5.25	10/01/2010	1,757,018
1,000,000	5.50	10/01/2012	1,089,360
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,026,150
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,713,838
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	262,170
2,000,000	5.00	11/15/2014	2,116,660
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	522,185
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aa1)
2,000,000	5.50	06/15/2011	2,165,360
1,000,000	5.00	02/15/2017	1,051,440
1,545,000	5.00	02/15/2020	1,617,569
120,000	4.75	11/15/2037	119,998
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)
500,000	5.00	02/01/2008	511,025
875,000	5.50	02/01/2009	916,624
450,000	5.00	02/01/2015	469,638
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
620,000	4.50	12/01/2008	624,483
775,000	4.65	12/01/2009	784,904
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
70,000	5.80	09/01/2011	70,543
70,000	5.90	09/01/2012	70,606
75,000	6.00	09/01/2013	75,695

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
$ 20,000	5.50%	03/01/2007	$ 20,038
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
55,000	4.75	03/01/2007	54,875
50,000	5.20	03/01/2008	50,000
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	4.90	09/01/2007	50,054
50,000	5.00	03/01/2008	50,213
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
60,000	5.00	03/01/2012	61,230
60,000	5.00	09/01/2012	61,230
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
25,000	4.90	03/01/2007	24,852
Missouri State Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sports Facilities Project) Series A-1 (AMBAC) (AAA/Aaa)
2,000,000	5.25	08/15/2012	2,154,840
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	323,097
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	534,190
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,065,390
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
515,000	5.00	12/01/2010	533,097
1,180,000	5.13	12/01/2012	1,218,598
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.75	04/01/2015	1,033,870
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,041,360
1,000,000	5.00	11/15/2019	1,037,450
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)
500,000	5.00	03/01/2025	519,495
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	2,989,482

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
$1,000,000	5.00%	02/01/2022	$ 1,037,810
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)
220,000	4.75	12/01/2008	225,353
575,000	4.95	12/01/2008	591,784
250,000	5.30	12/01/2010	265,613
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
740,000	4.90	03/01/2016	764,013
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	747,144
Platte County MO GO Bonds for Parkville Neighborhood Improvement Series B (MBIA) (NR/Aaa)
2,720,000	5.00	02/01/2022	2,849,309
Raytown MO Sewer Revenue Bonds (NR/NR)
200,000	4.70	07/01/2027	188,962
Richmond Heights MO Certificates of Participation Capital Improvement Projects Series A (MBIA) (AAA/Aaa)
430,000	4.70	08/15/2006	431,269
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	1,016,139
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	506,725
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	412,664
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (MBIA) (AAA/Aaa)
1,000,000	5.00	12/01/2018	1,056,860
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	649,462
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
890,000	5.00	02/15/2016	907,310
St. Charles County MO Community College GO Bonds (Refunding) (MBIA) (NR/Aaa)
2,685,000	5.00	02/15/2017	2,864,761
St. Charles County MO Francis Howell School District (Refunding State Aid Direct Deposit Program) (FGIC) (AAA/Aaa)
1,665,000	5.25	03/01/2020	1,823,025
St. Charles MO Certificates of Participation Series B (NR/A2)
450,000	5.00	05/01/2009	458,001
875,000	5.00	05/01/2010	891,467
500,000	5.50	05/01/2018	526,960

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
$ 350,000	5.25%	06/01/2019	$ 367,119
735,000	5.20	06/01/2024	765,451
St. Louis County MO Certificates of Participation Capital Improvement Projects (AA+/Aa2)
300,000	4.40	05/15/2011	305,022
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.20	07/01/2007	508,135
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	1,961,793
St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	462,510
St. Louis MO Airport Revenue Bonds (Airport Development Program) Series A (MBIA) (AAA/Aaa)(a)
525,000	5.63	07/01/2011	571,284
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,476,984
St. Louis MO Airport Revenue Bonds (Prerefunded) Airport Development Program Series A (ETM) (MBIA) (AAA/Aaa)
615,000	5.00	07/01/2011	651,328
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
300,000	5.50	04/01/2008	310,146
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)
3,000,000	5.13	08/15/2009	3,131,820
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (City Justice Center) Series A (AMBAC) (NR/Aaa)(a)
1,000,000	6.25	02/15/2010	1,097,890
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	747,341
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	424,156
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,215,792
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
995,000	7.20	01/01/2008	1,052,023
1,330,000	7.20	01/01/2009	1,443,688
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	862,328
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)
575,000	5.25	03/01/2012	617,257

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Missouri – (continued)
Taney County MO Reorganized School District No R-V GO Bonds (Hollister School District-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
$1,100,000	5.00%	03/01/2018	$ 1,145,078
1,050,000	5.00	03/01/2021	1,089,249
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,060,540
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	401,925
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,078,320

			163,904,513

Puerto Rico – 3.2%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa2)
1,000,000	5.25	07/01/2014	1,056,070
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (MBIA) (AAA/Aaa)
1,200,000	5.50	07/01/2019	1,346,076
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)
555,000	5.00	07/01/2022	595,859
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
2,455,000	5.50	08/01/2009	2,615,238

			5,613,243

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $168,015,886)			$170,592,451

Repurchase Agreement(b) – 0.3%
State Street Bank & Trust Co.
$ 498,000	4.25%	05/01/2006	$ 498,000
Maturity Value: $498,176
(Cost $498,000)

TOTAL INVESTMENTS – 99.1%
(Cost $168,513,886)			$171,090,451
Other assets in excess of liabilities – 0.9%			1,498,004

Net Assets – 100.0%			$172,588,455

The percentage show for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on April 28, 2006. This agreement was fully collateralized by $450,000 U.S. Treasury Bond, 6.13% due 11/15/2027 with a market value of $508,260.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMBAC -TCRS	—Insuredby American Municipal Bond Assurance Corp.—Transferable Custodial Receipts
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FNMA	—Insuredby Federal National Mortgage Association
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
MBIA	—Insuredby Municipal Bond Investors Assurance
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION AS OF 4/30/06

Sector Allocation

General Obligations	33.5%
Lease	15.0
Water/Sewer	11.4
Hospital	10.2
Prerefunded Escrow to Maturity	9.5
Education	8.0
Transportation	3.8
General	3.5
Power	2.0
Student	1.2
Multi Family Housing	0.8
Crossover	0.5
Single Family Housing	0.3
Short-term Investments	0.3

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, over such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2006, the Institutional Shares of the Fund had a total return of 0.95%, based on Net Asset Value (NAV). This compares to the Lehman 3-15 Year Blend Index(2) six-month return of 1.20%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – 98.4%
Kansas – 93.1%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
$1,000,000	4.75%	08/01/2017	$ 1,025,450
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	421,226
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)(a)
545,000	4.60	09/01/2009	560,374
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	460,891
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)(a)
310,000	4.90	12/01/2011	321,619
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.60	10/01/2009	529,505
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,533,897
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,059,820
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	526,452
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
765,000	4.00	04/01/2013	766,576
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)
1,000,000	5.00	09/01/2021	1,046,260
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	573,885
1,770,000	5.00	10/01/2018	1,846,446

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
$ 85,000	5.00%	10/01/2006	$ 85,466
415,000	4.50	10/01/2012	425,832
1,000,000	5.13	10/01/2016	1,051,950
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	555,225
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
400,000	4.40	10/01/2012	406,020
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	775,513
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	287,040
Kansas Development Finance Authority (AAA/Aaa)
1,820,000	5.00	05/01/2013	1,931,220
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)(a)
645,000	6.50	10/01/2007	669,581
Kansas State Department of Transportation Highway Revenue Bonds (AAA/Aa2)(a)
800,000	5.25	09/01/2009	837,424
Kansas State Department of Transportation Highway Revenue Bonds (ETM) (AA+/Aa2)
760,000	6.13	09/01/2009	816,179
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)
500,000	5.50	09/01/2007	511,790
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (ETM) (AA+/Aa2)
300,000	5.50	09/01/2012	327,195

(1)	Returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect the deduction of any fees, expenses or taxes.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)(a)
$ 340,000	5.00%	09/01/2010	$ 356,816
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25	05/01/2013	1,341,818
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)(a)
500,000	5.00	10/01/2010	526,215
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A-/NR)
350,000	5.00	07/01/2014	357,378
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,500,000	5.00	04/01/2024	1,557,855
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
200,000	5.00	08/01/2010	207,620
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00	02/01/2012	414,252
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00	05/01/2012	418,316
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)(a)
450,000	5.00	08/01/2013	478,908
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (Unrefunded Balance) (AMBAC) (AAA/Aaa)
1,600,000	5.00	08/01/2017	1,671,008
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series W) (MBIA) (AAA/Aaa)(a)
20,000	4.00	10/01/2011	20,213
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.25	04/01/2008	591,813
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)
600,000	5.00	04/01/2008	614,802
990,000	5.25	04/01/2008	1,018,948
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.50	04/01/2012	764,784
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
600,000	5.00	06/01/2013	630,750
630,000	5.00	06/01/2014	658,829
300,000	5.00	06/01/2016	312,255

Principal Amount	Interest Rate		Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Transaportation Revolving Fund Trust) (AA/Aa2)
$1,105,000	5.00%		10/01/2021	$ 1,161,686
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.00		06/01/2017	1,054,595
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00		11/01/2009	996,304
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.50		05/01/2017	311,788
1,100,000	6.00	(a)	11/01/2020	1,203,873
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/NR)
350,000	5.75		07/01/2014	371,200
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
550,000	5.25		07/01/2010	572,869
1,000,000	5.38		07/01/2014	1,054,250
700,000	5.38		07/01/2015	739,732
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.00		09/01/2020	157,050
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00		08/01/2008	811,709
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
285,000	4.10		10/01/2007	285,459
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40		10/01/2013	508,325
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50		09/01/2010	532,775
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
1,000,000	6.15		12/01/2009	1,078,230
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50		09/01/2011	648,444
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)(a)
725,000	4.85		05/01/2010	755,696
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)
230,000	5.50		09/01/2016	247,535
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.50		09/01/2016	75,059
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/Aaa)
670,000	5.25	(a)	09/01/2012	721,416
680,000	5.25		09/01/2014	723,547

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2006 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
$ 5,000	5.00%	06/01/2013	$ 5,002
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
155,000	5.80	06/01/2017	156,827
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
455,000	4.15	08/01/2010	462,417
Sedgwick County KS Unified School District No. 259 GO Bonds (AA/Aa3)
500,000	5.25	09/01/2010	528,655
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50	10/01/2009	528,245
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
490,000	5.00	09/01/2008	503,504
250,000	5.25	09/01/2009	260,740
300,000	4.90	09/01/2013	306,195
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00	02/01/2014	1,044,540
500,000	5.00	02/01/2018	520,455
Shawnee KS Industrial Revenue Bonds (Shawnee Village Association) (AA-/NR)(b)
3,500,000	3.73	12/01/2009	3,500,000
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.00	08/15/2016	97,685
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50	08/01/2010	591,504
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	210,626
1,000,000	6.00	09/01/2014	1,089,770
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2014	1,041,990
Wichita KS GO Bonds Series 735 (AA/Aa2)
250,000	4.00	09/01/2009	250,128
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	464,164
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75	11/15/2014	1,659,180
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	612,468
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	336,768
785,000	5.38	09/01/2015	831,943

Principal Amount	Interest Rate	Maturity Date	Value
Taxable Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County KS School District No. 204 GO Bonds Bonner Springs (Refunding & Improvement Series A) (FGIC) (NR/Aaa)
$1,595,000	5.00%	09/01/2021	$ 1,667,477
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)
160,000	5.00	09/01/2012	169,224
625,000	5.25	09/01/2016	675,144
1,000,000	5.25	09/01/2020	1,088,460

			63,910,069

Puerto Rico – 5.3%
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	523,963
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA) (AAA/Aaa)
425,000	5.50	07/01/2015	469,013
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (BBB+/Baa2)
500,000	6.25	07/01/2013	561,480
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,068,760
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	532,635
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)(a)
500,000	5.50	08/01/2009	532,635

			3,688,486

TOTAL TAXABLE MUNICIPAL BOND OBLIGATIONS
(Cost $66,997,998)			$67,598,555

Repurchase Agreement(c) – 5.9%
State Street Bank & Trust Co.
$4,034,000	4.25%	05/01/2006	$4,034,000
Maturity Value: $4,035,429
(Cost $4,034,000)

TOTAL INVESTMENTS – 104.3%
(Cost $71,031,998)			$71,632,555
Liabilities in excess of other assets – (4.3)%			(2,976,347)

Net Assets – 100.0%			$68,656,208

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2006.
(c)	Repurchase agreement was entered into on April 30, 2006. This agreement was fully collateralized by $3,645,000 U.S. Treasury Bond, 6.13% due 11/15/2027 with a market value of $4,116,907.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADFA	—ArkansasDevelopment Finance Authority
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FSA	—Insuredby Financial Security Assurance Co.
GNMA	—Insuredby Government National Mortgage Association
GO	—GeneralObligation
GTD	—Guaranteed
MBIA	—Insuredby Municipal Bond Investors Assurance
MBIA-IBC	—Insuredby Municipal Bond Investors Assurance — Insured Bond Certificates
NR	—NotRated
Radian	—Insuredby Radian Asset Assurance
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION AS OF 4/30/06

Sector Allocation

General Obligations	40.8%
Prerefunded Escrow to Maturity	11.1
Hospital	9.2
Transportation	7.7
Water/Sewer	7.5
Short-term Investments	5.9
Education	5.8
Lease	5.4
Power	3.5
General	2.9
Single Family Housing	0.2

The percentages shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, over such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2006 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $182,997,284, $127,627,436, $95,691,523, $73,058,649, $65,769,638, $1,175,291, $578,642,817, $147,894,139, $153,356,988, $168,513,886 and $71,031,998, respectively)	$224,931,377	$154,513,038	$117,714,685
Investments in affiliated securities, at value (identified cost $14,383,194 for Asset Allocation Fund)	—	—	—
Cash	757	589	181
Foreign currencies, at value (identified cost $799,518 for International Equity Fund)(a)	—	—	—
Receivables:
Dividends and interest, at value	203,937	281,909	182,940
Fund shares sold	15,544	94,474	38,296
Investment securities sold, at value	—	—	—
Reimbursement from adviser	—	—	—
Variation margin	—	—	—
Forward foreign currency exchange contracts, at value	—	—	—
Other	18,251	9,954	7,493
Total Assets	225,169,866	154,899,964	117,943,595

Liabilities:
Due to custodian for bank overdraft	—	—	—
Payables:
Investment securities purchased, at value	—	—	—
Dividends and distributions	—	—	—
Fund shares redeemed	172,809	189,090	251,896
Advisory fees	139,745	111,092	71,932
Administrative fees	27,949	19,256	14,390
Deferred trustee fees	26,040	20,460	12,801
Forward foreign currency exchange contracts, at value	—	—	—
Accrued expenses	67,171	73,620	49,591
Total Liabilities	433,714	413,518	400,610

Net Assets:
Paid-in capital	167,200,789	149,641,350	91,606,830
Accumulated undistributed (distribution in excess of) net investment income (loss)	13,508	341,618	89,628
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	15,587,762	(22,382,124)	3,823,365
Net unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	41,934,093	26,885,602	22,023,162
Net Assets	$224,736,152	$154,486,446	$117,542,985

Net Assets/Shares Outstanding/Net Asset Value/Offering Price:
Net Assets:
Institutional Shares	$224,736,152	$154,486,446	$117,542,985
Total shares outstanding, no par value (unlimited number of shares authorized):
Institutional Shares	12,961,248	6,338,443	4,236,633
Institutional Shares: Net asset value and maximum public offering price per share (net assets/shares outstanding)	$17.34	$24.37	$27.74

(a)	Includes $8,319 for the International Equity Fund relating to initial margin requirements for futures transactions.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$90,171,419	$83,839,241	$1,430,777	$564,691,902	$144,374,720	$155,749,529	$171,090,451	$71,632,555
—	—	15,214,146	—	—	—	—	—
745	—	—	—	220	780	648	175
—	810,364	—	—	—	—	—	—

46,691	397,661	30,351	5,377,257	1,132,864	2,374,218	2,356,487	765,111
138,677	85,310	50,429	1,479,406	57,110	207,658	913,000	24,000
—	703,154	55,998	—	—	1,745,000	—	—
—	—	—	—	4,853	33,441	43,021	18,874
—	56,370	—	—	—	—	—	—
—	4,892	—	—	—	—	—	—
5,027	4,705	1,038	35,724	9,671	10,419	10,743	4,431
90,362,559	85,901,697	16,782,739	571,584,289	145,579,438	160,121,045	174,414,350	72,445,146

—	—	60,867	35,195	—	—	—	—

—	755,534	30,899	—	—	—	1,135,320	3,500,000
—	—	—	1,704,594	388,277	481,771	522,729	205,329
53,576	20,672	2,559	120,398	31,646	75,029	—	10,192
55,509	82,998	8,004	233,548	59,741	65,395	70,696	27,897
11,102	10,167	1,092	70,064	17,922	19,619	21,209	8,369
8,534	12,744	2,134	63,187	23,851	17,945	18,382	7,276
—	20,505	—	—	—	—	—	—
52,593	122,276	28,820	133,368	65,887	64,583	57,559	29,875
181,314	1,024,896	134,375	2,360,354	587,324	724,342	1,825,895	3,788,938

76,962,687	67,692,140	14,482,528	604,431,769	161,312,683	156,462,422	169,816,988	67,846,756
(142,229)	78,040	26,803	(4,431,859)	(2,496,778)	130,143	77,475	43,896
(3,751,983)	(973,068)	1,052,595	(16,825,060)	(10,304,372)	411,597	117,427	164,999
17,112,770	18,079,689	1,086,438	(13,950,915)	(3,519,419)	2,392,541	2,576,565	600,557
$90,181,245	$84,876,801	$16,648,364	$569,223,935	$144,992,114	$159,396,703	$172,588,455	$68,656,208

$90,181,245	$84,876,801	$16,648,364	$569,223,935	$144,992,114	$159,396,703	$172,588,455	$68,656,208

2,677,566	3,120,288	824,216	32,106,898	8,326,690	8,480,632	9,098,510	3,705,755
$33.68	$27.20	$20.20	$17.73	$17.41	$18.80	$18.97	$18.53

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2006 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Investment Income:
Interest	$13,918	$25,650	$14,092
Dividends — unaffiliated(a)	2,023,891	1,196,155	1,415,472
Dividends — affiliated	—	—	—
Total Income	2,037,809	1,221,805	1,429,564

Expenses:
Advisory fees	874,029	585,137	429,626
Administration fees	174,806	117,027	85,925
Custody and accounting fees	35,572	31,954	39,315
Shareowner servicing fees	90,667	62,063	45,965
Transfer Agent fees	35,725	45,576	24,184
Professional fees	33,269	21,507	20,467
Registration fees	20,578	20,622	22,706
Printing fees	10,748	5,659	5,514
Trustee fees	7,650	4,615	3,676
Distribution fees — Service Shares(b)	76	2,331	313
Other	18,590	14,836	8,467
Total Expenses	1,301,710	911,327	686,158
Less — expense reductions(c)	(150)	(29,160)	(1,291)
Net Expenses	1,301,560	882,167	684,867
Net Investment Income (Loss)	736,249	339,638	744,697

Realized and Unrealized Gain (Loss) on Investment, Futures and Foreign Currency Transactions:
Net realized gain (loss) from:
Investment transactions — unaffiliated	15,592,800	9,484,041	4,064,455
Investment transactions — affiliated	—	—	—
Futures transactions	—	—	—
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	1,547,735	3,123,308	8,573,862
Futures	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—
Net Realized and Unrealized Gain (Loss) on Investment, Futures and Foreign Currency Transactions	17,140,535	12,607,349	12,638,317
Net Increase in Net Assets Resulting From Operations	$17,876,784	$12,946,987	$13,383,014

(a)	Amount is net of $57,336 for the International Equity Fund in foreign withholding taxes.

(b)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

(c)	Expense reductions include waivers, custody credits and reimbursements.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$16,032	$9,917	$—	$14,599,455	$2,970,674	$3,622,059	$3,890,903	$1,515,181
355,823	728,108	54,459	—	—	—	—	—
—	—	202,465	—	—	—	—	—
371,855	738,025	256,924	14,599,455	2,970,674	3,622,059	3,890,903	1,515,181

315,276	576,691	16,513	1,404,002	372,189	402,153	427,901	170,582
63,055	57,669	12,385	421,201	111,656	120,646	128,370	51,174
33,352	177,740	13,292	81,546	49,957	55,565	57,150	41,163
30,934	1,784	—	223,635	30,213	61,319	69,591	21,544
24,749	11,890	6,641	92,348	26,089	25,967	26,114	12,990
16,646	74,405	5,784	60,464	25,363	26,464	24,263	15,380
17,409	18,373	14,291	26,160	18,724	11,584	9,195	20,978
3,566	309	728	27,082	6,446	7,608	5,869	3,210
2,604	412	576	12,020	5,172	5,317	5,043	2,318
776	228	234	556	580	1	486	1,368
6,064	15,411	1,394	55,026	11,264	11,998	14,142	5,325
514,431	934,912	71,838	2,404,040	657,653	728,622	768,124	346,032
(347)	(275,092)	(42,546)	(3,751)	(151,823)	(165,034)	(209,796)	(122,409)
514,084	659,820	29,292	2,400,289	505,830	563,588	558,328	223,623
(142,229)	78,205	227,632	12,199,166	2,464,844	3,058,471	3,332,575	1,291,558

4,255,407	3,941,607	97,150	624,666	(102,704)	412,118	117,294	164,945
—	—	1,025,502	—	—	—	—	—
—	17,696	—	—	—	—	—	—
—	20,638	—	—	—	—	—	—

9,778,615	13,781,054	7,320	(12,149,988)	(632,405)	(1,675,896)	(1,527,376)	(819,601)
—	11,274	—	—	—	—	—	—
—	5,556	—	—	—	—	—	—
14,034,022	17,777,825	1,129,972	(11,525,322)	(735,109)	(1,263,778)	(1,410,082)	(654,656)
$13,891,793	$17,856,030	$1,357,604	$673,844	$1,729,735	$1,794,693	$1,922,493	$636,902

COMMERCE FUNDS

Statements of Changes in Net Assets

	Core Equity Fund		Growth Fund
	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005
From Operations:
Net investment income (loss)	$736,249	$2,030,061	$339,638	$1,055,259
Net realized gain from investment, futures and foreign currency related transactions	15,592,800	13,348,129	9,484,041	5,844,251
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	1,547,735	2,994,041	3,123,308	7,242,510
Net increase in net assets resulting from operations	17,876,784	18,372,231	12,946,987	14,142,020

Distributions to Shareholders(c):
From net investment income
Institutional Shares	(772,603)	(2,089,057)	(780,687)	(274,447)
Service Shares	—	(629)	—	—
From net realized gains
Institutional Shares	(11,951,580)	—	—	—
Service Shares	(5,992)	—	—	—
Total distributions to shareholders	(12,730,175)	(2,089,686)	(780,687)	(274,447)

From Share Transactions:
Proceeds from sales of shares	8,966,726	25,995,143	12,136,579	20,434,618
Reinvestment of dividends and distributions	555,239	74,414	539,133	194,675
Cost of shares redeemed	(28,402,411)	(49,484,326)	(24,741,454)	(55,884,692)
Net decrease in net assets resulting from share transactions	(18,880,446)	(23,414,769)	(12,065,742)	(35,255,399)
TOTAL INCREASE (DECREASE)	(13,733,837)	(7,132,224)	100,558	(21,387,826)

Net Assets:
Beginning of period	238,469,989	245,602,213	154,385,888	175,773,714
End of period	$224,736,152	$238,469,989	$154,486,446	$154,385,888
Accumulated undistributed (distribution in excess of) net investment income (loss)	$13,508	$49,862	$341,618	$782,667

(a)	Net of $12,437 of redemption fees remitted to the International Equity Fund.

(b)	Net of $8,286 of redemption fees remitted to the International Equity Fund.

(c)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)		For the Year Ended October 31, 2005

$744,697	$1,281,266	$(142,229)	$(421,848)	$78,205		$836,171
4,064,455	7,156,575	4,255,407	8,671,281	3,979,941		28,607,281
8,573,862	3,787,468	9,778,615	2,643,723	13,797,884		(14,304,751)
13,383,014	12,225,309	13,891,793	10,893,156	17,856,030		15,138,701

(720,465)	(1,355,534)	—	—	(671,793)		(1,623,646)
—	(5,107)	—	—	—		(5,729)

(431,606)	—	—	—	—		—
(1,917)	—	—	—	—		—
(1,153,988)	(1,360,641)	—	—	(671,793)		(1,629,375)

8,253,998	24,108,121	12,309,145	14,494,614	7,939,170		14,639,751
531,651	654,735	—	—	162,037		668,761
(15,711,617)	(32,776,960)	(12,506,266)	(27,344,583)	(13,857,836	)(a)	(64,081,044	)(b)
(6,925,968)	(8,014,104)	(197,121)	(12,849,969)	(5,756,629)		(48,772,532)
5,303,058	2,850,564	13,694,672	(1,956,813)	11,427,608		(35,263,206)

112,239,927	109,389,363	76,486,573	78,443,386	73,449,193		108,712,399
$117,542,985	$112,239,927	$90,181,245	$76,486,573	$84,876,801		$73,449,193
$89,628	$65,396	$(142,229)	$—	$78,040		$671,628

COMMERCE FUNDS

Statements of Changes in Net Assets

	Asset Allocation Fund		Bond Fund
	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005
From Operations:
Net investment income	$227,632	$292,685	$12,199,166	$24,363,421
Net realized gain (loss) from investments	1,122,652	1,954,702	624,666	1,654,253
Net change in unrealized gain (loss) on investments	7,320	(688,939)	(12,149,988)	(17,411,958)
Net increase in net assets resulting from operations	1,357,604	1,558,448	673,844	8,605,716

Distributions to Shareholders(a):
From net investment income
Institutional Shares	(217,230)	(288,953)	(13,070,888)	(27,526,003)
Service Shares	—	(5,643)	—	(40,406)
From net realized gains
Institutional Shares	(1,909,803)	(937,801)	—	—
Service Shares	(44,523)	(22,441)	—	—
Total distributions to shareholders	(2,171,556)	(1,254,838)	(13,070,888)	(27,566,409)

From Share Transactions:
Proceeds from sales of shares	1,475,511	3,387,502	68,067,626	87,435,041
Reinvestment of dividends and distributions	2,102,536	1,213,353	2,906,360	6,207,275
Cost of shares redeemed	(3,227,188)	(6,968,162)	(59,636,734)	(114,119,990)
Net increase (decrease) in net assets resulting from share transactions	350,859	(2,367,307)	11,337,252	(20,477,674)
TOTAL DECREASE	(463,093)	(2,063,697)	(1,059,792)	(39,438,367)

Net Assets:
Beginning of period	17,111,457	19,175,154	570,283,727	609,722,094
End of period	$16,648,364	$17,111,457	$569,223,935	$570,283,727
Accumulated undistributed (distribution in excess of) net investment income (loss)	$26,803	$16,401	$(4,431,859)	$(3,560,137)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005	For the Six Months Ended April 30, 2006 (Unaudited)	For the Year Ended October 31, 2005

$2,464,844	$5,663,482	$3,058,471	$6,118,822	$3,332,575	$6,681,089	$1,291,558	$2,548,502
(102,704)	(812,458)	412,118	859,414	117,294	535,623	164,945	168,578
(632,405)	(3,692,914)	(1,675,896)	(5,128,310)	(1,527,376)	(6,128,893)	(819,601)	(2,242,743)
1,729,735	1,158,110	1,794,693	1,849,926	1,922,493	1,087,819	636,902	474,337

(3,094,340)	(7,361,759)	(3,111,217)	(6,072,107)	(3,359,861)	(6,638,929)	(1,297,434)	(2,458,833)
—	(58,777)	—	(46)	—	(31,076)	—	(80,464)

—	—	(864,498)	(326,238)	(537,910)	(219,903)	(162,433)	(68,643)
—	—	(7)	(3)	(2,441)	(1,323)	(5,539)	(2,269)
(3,094,340)	(7,420,536)	(3,975,722)	(6,398,394)	(3,900,212)	(6,891,231)	(1,465,406)	(2,610,209)

16,820,544	32,328,474	16,216,843	21,478,323	22,669,001	44,012,354	8,741,234	10,101,187
750,267	2,181,416	241,620	367,600	331,327	528,465	94,766	169,040
(29,535,449)	(91,491,604)	(17,673,763)	(23,723,019)	(21,327,650)	(45,998,689)	(9,773,255)	(8,841,491)
(11,964,638)	(56,981,714)	(1,215,300)	(1,877,096)	1,672,678	(1,457,870)	(937,255)	1,428,736
(13,329,243)	(63,244,140)	(3,396,329)	(6,425,564)	(305,041)	(7,261,282)	(1,765,759)	(707,136)

158,321,357	221,565,497	162,793,032	169,218,596	172,893,496	180,154,778	70,421,967	71,129,103
$144,992,114	$158,321,357	$159,396,703	$162,793,032	$172,588,455	$172,893,496	$68,656,208	$70,421,967
$(2,496,778)	$(1,867,282)	$130,143	$182,889	$77,475	$104,761	$43,896	$49,772

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2006 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares, Institutional Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

Prior to February 3, 2006, each Fund offered two classes of shares, Institutional Shares and Service Shares. On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares. Immediately after and as a result of the conversion, each holder of Service Shares of a Fund was an owner of Institutional Shares of the same Fund with an aggregate net asset value equal to the aggregate net asset value of the Service Shares of such holder so converted.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Investments in equity securities and exchange traded funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or are deemed not to reflect market value by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”), including Funds advised by the Adviser. Investments in the Underlying Funds (other than those that are exchange traded) are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Security Transactions and Investment Income — Security transactions and purchases and sales of the Funds and of the Underlying Funds by the Asset Allocation Fund are reflected as of the trade date. Realized gains and losses on sales of portfolio securities of the Funds and on sales of the Underlying Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions of the Funds and from the Underlying Funds are recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. In addition, it is the Funds’ policy to accrue for estimated capital gains taxes on foreign securities held by the Funds, which are subject to taxes. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are recorded as interest income (loss). Such paydown gains and losses increase or decrease income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, market discounts, original issue discounts (“OID”) and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. OID amortization on mortgage-backed REMIC (Real Estate Mortgage Investment Conduit) securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

C.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabilities.

D.  Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, written options, futures contracts, when-issued securities and forward commitments represent examples of derivative transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the books of their custodian or deliver such assets to the respective counterparty, with a current value equal to or greater than the market value of the corresponding transactions.

E.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

F.  Forward Foreign Currency Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting

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Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains and losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2006, the International Equity Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

G.  Futures Contracts — Certain Funds may enter into futures translations to hedge against changes in interest rates, securities currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund is required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

H.  Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Core Equity, Value and Asset Allocation	Quarterly	Quarterly	Annually	Annually
Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

I.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets.

J.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amounts of the Funds’ net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from tax return of capital.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, distributions paid by the Funds’ investments in real estate investment trusts (“REITs”) often include a “return of capital” which is recorded by the Funds as a reduction of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Fund’s distributions are deemed a return of capital and is generally not taxable to shareholders.

K.  Redemption Fees — If Institutional shares of the International Equity Fund are redeemed or exchanged within 30 days of purchase, a redemption fee of 2% may be assessed on the proceeds of the transaction. For this purpose, the Fund uses a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee will be paid to the International Equity Fund and is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. Redemption fees are reimbursed to the Fund as a reduction in share redemptions and are reflected on the Statement of Changes in Net Assets.

3. AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank, N.A. (“Commerce Bank”). Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2006, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate and waiver rates, and amounts are listed on the following pages.

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rate:

Average Daily Net Assets	Annual Rate
First $25 million	0.80%
Next $25 million	0.65%
Next $50 million	0.55%
Next $100 million	0.45%
Over $200 million	0.40%

The Sub-Adviser has entered into a Waiver Agreement with the Adviser under which it will agree to waive its sub-advisory fee to 0.58% of the average daily net assets of the Fund until the earlier of (1) the Fund’s assets are in excess of $150 million; and (2) the eighteen-month anniversary of the new Sub-Advisory Agreement. On the last day of the calendar month following whichever of these events occurs first, the sub-advisory fee will adjust to the schedule set forth above. The Adviser has contractually agreed to waive a portion of its management fees under a waiver agreement during the current fiscal year, such that Management Fees would not exceed 0.97% of the average daily net assets.

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Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

3. AGREEMENTS (continued)

For the six months ended April 30, 2006, the Adviser agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.35%, 0.88%, 0.68%, 0.70%, 0.65% and 0.65% of the average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Asset Allocation, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any.

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement dated March 1, 2005. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets other than for the Asset Allocation fund for which it waives 0.07% and receives 0.05%.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such expense reimbursements, if any, are computed daily and paid monthly.

For the six months ended April 30, 2006, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees
	Contractual Annual Rate	Effective Annual Rate	Waiver		Contractual Annual Rate	Effective Annual Rate	Waiver		Other Expense Reimbursements	Custody Credits	Total Expense Reduction
Fund			Rate	Amount			Rate	Amount
Core Equity	0.75%	0.75%	—%	$—	0.15%	0.15%	—%	$—	$—	$150	$150
Growth	0.75	0.75	—	—	0.15	0.15	—	—	25,954	3,206	29,160
Value	0.75	0.75	—	—	0.15	0.15	—	—	—	1,291	1,291
MidCap Growth	0.75	0.75	—	—	0.15	0.15	—	—	—	347	347
International Equity	1.50	0.97	0.53	203,753	0.15	0.15	—	—	69,022	2,317	275,092
Asset Allocation	0.20	—	0.20	16,513	0.15	0.08	0.07	5,780	20,253	—	42,546
Bond	0.50	0.50	—	—	0.15	0.15	—	—	—	3,751	3,751
Short-Term Government	0.50	0.50	—	—	0.15	0.15	—	—	149,459	2,364	151,823
National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	164,169	865	165,034
Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	209,770	26	209,796
Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.15	—	—	122,270	139	122,409

Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may have retained a portion of the sales charge imposed on the sale of Service Shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free

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3. AGREEMENTS (continued)

Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund was 2.00%; for all other Funds’ Service Shares, the maximum sales charge was 3.50%. Such sales loads were paid directly to Goldman Sachs. Goldman Sachs has advised the Trust that it retained approximately $170 on the sale of Service Shares of the Funds for the period ended February 3, 2006. The Service Shares were converted into Institutional Shares on February 3, 2006 and no Service Shares were outstanding after that date.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2006, Commerce Bank has retained approximately $638,000 in shareowner servicing fees.

4. OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued at least quarterly and determined based on the performance of such investments.

5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities and of the Underlying Funds (for the Asset Allocation Fund) for the six months ended April 30, 2006, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Core Equity	$—	$32,873,779	$—	$63,279,821
Growth	—	32,637,295	—	46,293,526
Value	—	22,541,982	—	30,370,482
MidCap Growth	—	26,563,591	—	27,307,800
International Equity	—	26,268,141	—	33,216,022
Asset Allocation	—	4,639,206	—	6,527,354
Bond	64,937,264	52,750,228	73,739,232	24,777,664
Short-Term Government	8,288,738	1,744,516	9,924,147	—
National Tax-Free Intermediate Bond	—	37,152,581	—	45,651,948
Missouri Tax-Free Intermediate Bond	—	16,407,518	—	14,098,153
Kansas Tax-Free Intermediate Bond	—	12,247,066	—	12,420,068

For the six months ended April 30, 2006, Goldman Sachs received approximately $7,000 of brokerage commissions earned from portfolio transactions executed on behalf of the International Equity Fund.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

6. CONCENTRATION OF RISK

As a result of the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds’ (each, a “Tax-Free Fund” and collectively the “Tax-Free Funds”) ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. Government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

The investments of the Asset Allocation Fund are concentrated in underlying funds and the Fund’s investment performance is directly related to the investment performance of the underlying funds held by it.

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2005, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Capital loss carryforward:
Expiring 2010	$—	$(31,649,038)	$—	$(7,952,696)	$—	$—
Expiring 2011	—	—	—	—	(4,899,569)	—

Total capital loss carryforward	$—	$(31,649,038)	$—	$(7,952,696)	$(4,899,569)	$—
Timing differences	$—	$—	$—	$—	$—	$—
As of April 30, 2006, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:
	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Tax Cost	$182,991,394	$127,842,708	$95,931,776	$73,113,343	$65,823,077	$15,628,519

Gross unrealized gain	50,877,480	32,433,284	23,634,407	18,148,314	18,269,079	1,289,290
Gross unrealized loss	(8,937,497)	(5,762,954)	(1,851,498)	(1,090,238)	(252,915)	(272,886)

Net unrealized security gain	$41,939,983	$26,670,330	$21,782,909	$17,058,076	$18,016,164	$1,016,404

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the differing treatment of accretion of market discount.

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7. TAX INFORMATION (continued)

As of the Funds’ most recent fiscal year ended October 31, 2005, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward:
Expiring 2008	$(2,326,968)	$(1,045,396)	$—	$—	$—
Expiring 2010	(8,311,371)	(679,994)	—	—	—
Expiring 2011	—	(2,174,462)	—	—	—
Expiring 2012	(6,311,963)	(3,771,248)	—	—	—
Expiring 2013	(499,424)	(2,530,567)	—	—	—

Total capital loss carryforward	$(17,449,726)	$(10,201,667)	$—	$—	$—
Timing differences (dividends payable)	$(1,612,968)	$(392,813)	$(460,190)	$(512,180)	$(202,941)
As of April 30, 2006, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:
	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$581,058,713	$149,893,434	$153,310,978	$168,459,642	$70,995,496

Gross unrealized gain	3,708,396	315,435	3,239,310	3,671,643	1,152,294
Gross unrealized loss	(20,075,207)	(5,834,149)	(800,759)	(1,040,834)	(515,235)

Net unrealized security gain (loss)	$(16,366,811)	$(5,518,714)	$2,438,551	$2,630,809	$637,059

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the differing treatment of accretion of market discount.

8. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreements (“Advisory Agreements”) with the Adviser for the Funds and the investment sub-advisory agreement (“Sub-Advisory Agreement”) with the Sub-Adviser for the International Equity Fund.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the 1940 Act) of any party thereto (the “non-interested Trustees”), on November 9, 2005 (the “November Meeting”). The Sub-Advisory Agreement was initially approved by the Trustees, including a majority of independent Trustees, at a meeting held on May 11, 2005. The initial term of the Sub-Advisory Agreement does not expire until November 30, 2006 and was therefore not subject to reapproval at the November Meeting.

Prior to the November Meeting the Trustees received written presentations provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement, and at the Meeting, the Trustees also considered the Adviser’s oral

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Notes to Financial Statements (continued)

April 30, 2006 (Unaudited)

8. OTHER MATTERS (continued)

presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately with independent counsel without members of management present.

In considering whether to reapprove the Advisory Agreement, the Trustees examined various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Adviser. In this regard, the Trustees considered the Adviser’s compliance record and cooperation in all respects with the Trustees’ requests for information. They also considered (i) the Adviser’s commitment to provide shareholders with seasoned, professional portfolio management teams, (ii) the scope and quality of its in-house research and investment programs, and (iii) the consistency and discipline of the Adviser’s money management processes. In particular, the Trustees discussed the steps the Adviser had taken to improve its quantitative investment management models for certain of the Equity Funds during the year. The Trustees also noted that the Adviser had conducted an extensive and through search during the year for a new sub-adviser to the International Equity Fund and had added personnel in connection with oversight of the Sub-Adviser and management of the International Equity Fund. Overall, the Trustees believed that the Adviser had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Funds, and was able to provide quality services to the Funds.

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios (as well as the expense reductions associated with the Adviser’s recommendation to eliminate to the Funds’ Service Shares Class); the Adviser’s voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining fees and expenses of the Funds. With respect to the Asset Allocation Fund, the Trustees determined that the advisory services being provided to the Fund were not duplicative of services being provided at the underlying Fund level and noted that the Adviser was not charging any advisory fee with respect to the Fund. The Trustees also considered, with respect to the International Equity Fund, that the Adviser paid the Sub-Adviser out of its investment advisory fees.

With respect to economies of scale, the Trustees determined that the Funds had benefited from shared expenses and could continue to benefit if assets grew. The Trustees also considered the extent to which the Adviser had passed on and was likely to continue to pass on benefits from its economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Adviser relating to costs of the services provided by the Adviser and the profits realized; the Adviser’s profitability in relation to the profitability of other investment advisers; and information comparing fee rates charged by the Adviser (which do not include fee breakpoints) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the benefits accruing to the Adviser and its affiliates through Shareholder Administrative Services Plan payments to the Adviser’s affiliates and the Co-Administration Agreement fees to the Adviser.

Information on the services rendered by the Adviser to the Funds, the fees paid by the Funds under the Advisory Agreement and the Funds’ total operating expense ratios were compared to similar information for other unaffiliated mutual fund firms. These comparisons were prepared by Lipper Analytical Services, Inc. and assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information also was provided on the brokerage and research services received by the Adviser in connection with placement of brokerage transactions on behalf of the Funds.

The Trustees also considered the investment performance of the Funds and the Adviser. In this regard, the Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission-registered funds and to rankings and ratings issued by third-party consultants. The Trustees considered the investment performance of the Funds in light of their respective benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees believed that the Adviser was appropriately monitoring and responding to the investment performance of the Funds to achieve competitive returns for long-term investors. In particular, the Trustees noted the steps that the Adviser had taken during the year to improve the performance of the Value, MidCap Growth,

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8. OTHER MATTERS (continued)

Growth and Asset Allocation Funds. In addition, the Trustees considered the consistency in the Adviser’s investment approach for the Funds. With respect to the International Equity Fund, the Trustees noted the steps taken by the Adviser to improve performance by engaging a new Sub-Adviser during the year.

After deliberation, the Trustees concluded that the fees paid by the Funds were reasonable in light of the services provided by the Adviser, its costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreement should be reapproved and continued.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2006

9. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund		Growth Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2006 (Unaudited)
Institutional Shares
Shares sold	523,928	$8,961,958	499,005	$12,110,549
Reinvestment of dividends and distributions	32,246	549,069	22,226	530,080
Shares repurchased	(1,650,766)	(28,393,592)	(1,002,192)	(24,086,720)
Shares converted from Service to Institutional	6,818	107,392	141,359	8,402,420

	(1,087,774)	(18,775,173)	(339,602)	(3,043,671)
Service Shares(a)
Shares sold	267	4,768	1,122	26,030
Reinvestment of dividends and distributions	363	6,170	387	9,053
Shares repurchased	(523)	(8,819)	(27,973)	(654,734)
Shares converted from Service to Institutional	(6,818)	(107,392)	(141,359)	(8,402,420)

	(6,711)	(105,273)	(167,823)	(9,022,071)
Net Decrease	(1,094,485)	$(18,880,446)	(507,425)	$(12,065,742)

For the Year Ended October 31, 2005
Institutional Shares
Shares sold	1,545,895	$25,979,012	908,827	$20,089,817
Reinvestment of dividends and distributions	4,353	73,832	8,652	194,675
Shares repurchased	(2,944,074)	(49,482,463)	(2,428,387)	(53,572,167)

	(1,393,826)	(23,429,619)	(1,510,908)	(33,287,675)
Service Shares
Shares sold	958	16,131	16,018	344,801
Reinvestment of dividends and distributions	34	582	—	—
Shares repurchased	(109)	(1,863)	(105,788)	(2,312,525)

	883	14,850	(89,770)	(1,967,724)
Net Decrease	(1,392,943)	$(23,414,769)	(1,600,678)	$(35,255,399)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars

309,675	$8,250,093	384,943	$12,301,126	320,629	$7,936,054
20,144	528,706	—	—	6,780	159,594
(590,343)	(15,693,370)	(390,325)	(12,285,777)	(569,687)	(13,689,588)
18,744	418,318	36,705	2,072,920	11,217	293,822
(241,780)	(6,496,253)	31,323	2,088,269	(231,061)	(5,300,118)

151	3,905	275	8,019	139	3,116
113	2,945	—	—	105	2,443
(701)	(18,247)	(7,334)	(220,489)	(7,158)	(168,248)
(18,744)	(418,318)	(36,705)	(2,072,920)	(11,217)	(293,822)
(19,181)	(429,715)	(43,764)	(2,285,390)	(18,131)	(456,511)
(260,961)	$(6,925,968)	(12,441)	$(197,121)	(249,192)	$(5,756,629)

988,365	$24,091,002	535,112	$14,364,517	696,905	$14,566,674
26,464	650,245	—	—	31,606	663,099
(1,328,448)	(32,562,590)	(999,935)	(26,692,635)	(3,019,154)	(63,852,434)
(313,619)	(7,821,343)	(464,823)	(12,328,118)	(2,290,643)	(48,622,661)

702	17,119	4,995	130,097	3,522	73,077
183	4,490	—	—	272	5,662
(8,768)	(214,370)	(24,409)	(651,948)	(11,001)	(228,610)
(7,883)	(192,761)	(19,414)	(521,851)	(7,207)	(149,871)
(321,502)	$(8,014,104)	(484,237)	$(12,849,969)	(2,297,850)	$(48,772,532)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2006

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Asset Allocation Fund		Bond Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2006 (Unaudited)
Institutional Shares
Shares sold	72,496	$1,474,453	3,767,418	$67,988,753
Reinvestment of dividends and distributions	104,735	2,055,182	161,004	2,900,182
Shares repurchased	(154,518)	(3,203,578)	(3,255,890)	(58,835,697)
Shares converted from Service to Institutional	18,315	322,490	20,429	434,076

	41,028	648,547	692,961	12,487,314
Service Shares(a)
Shares sold	49	1,058	4,339	78,873
Reinvestment of dividends and distributions	2,417	47,354	340	6,178
Shares repurchased	(1,194)	(23,610)	(43,946)	(801,037)
Shares converted from Service to Institutional	(18,315)	(322,490)	(20,429)	(434,076)

	(17,043)	(297,688)	(59,696)	(1,150,062)
Net Increase (Decrease)	23,985	$350,859	633,265	$11,337,252

For the Year Ended October 31, 2005
Institutional Shares
Shares sold	158,922	$3,372,425	4,702,717	$87,091,109
Reinvestment of dividends and distributions	56,475	1,185,523	333,426	6,170,185
Shares repurchased	(323,383)	(6,833,309)	(6,158,267)	(113,905,230)

	(107,986)	(2,275,361)	(1,122,124)	(20,643,936)
Service Shares
Shares sold	716	15,077	18,556	343,932
Reinvestment of dividends and distributions	1,327	27,830	2,004	37,090
Shares repurchased	(6,362)	(134,853)	(11,572)	(214,760)

	(4,319)	(91,946)	8,988	166,262
Net Decrease	(112,305)	$(2,367,307)	(1,113,136)	$(20,477,674)

(a)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

957,128	$16,792,479	853,737	$16,216,843	1,182,573	$22,669,001	467,834	$8,741,234
42,600	745,829	12,732	241,601	17,175	328,812	4,355	81,446
(1,643,210)	(28,813,679)	(929,811)	(17,673,681)	(1,112,557)	(21,327,568)	(498,531)	(9,331,275)
25,581	572,448	66	1,199	40,205	784,262	99,517	1,860,924
(617,901)	(10,702,923)	(63,276)	(1,214,038)	127,396	2,454,507	73,175	1,352,329

1,596	28,065	—	—	—	—	—	—
253	4,438	1	19	131	2,515	710	13,320
(41,053)	(721,770)	(4)	(82)	(4)	(82)	(23,544)	(441,980)
(25,581)	(572,448)	(66)	(1,199)	(40,205)	(784,262)	(99,517)	(1,860,924)
(64,785)	(1,261,715)	(69)	(1,262)	(40,078)	(781,829)	(122,351)	(2,289,584)
(682,686)	$(11,964,638)	(63,345)	$(1,215,300)	87,318	$1,672,678	(49,176)	$(937,255)

1,796,190	$32,088,461	1,108,964	$21,478,323	2,250,484	$44,011,303	502,707	$9,588,581
120,139	2,144,104	18,986	367,553	26,764	522,424	6,571	125,237
(5,059,189)	(90,375,547)	(1,222,997)	(23,723,019)	(2,338,786)	(45,724,427)	(443,141)	(8,460,239)
(3,142,860)	(56,142,982)	(95,047)	(1,877,143)	(61,538)	(1,190,700)	66,137	1,253,579

13,424	240,013	—	—	53	1,051	26,746	512,606
2,091	37,312	3	47	309	6,041	2,298	43,803
(62,569)	(1,116,057)	—	—	(13,975)	(274,262)	(19,967)	(381,252)
(47,054)	(838,732)	3	47	(13,613)	(267,170)	9,077	175,157
(3,189,914)	$(56,981,714)	(95,044)	$(1,877,096)	(75,151)	$(1,457,870)	75,214	$1,428,736

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
CORE EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(f)	$16.97	$0.05	$1.24	$1.29	$(0.06)	$—	$(0.86)	$(0.92)
For the Years Ended October 31,
2005—Institutional	15.90	0.14 (e)	1.07	1.21	(0.14)	—	—	(0.14)
2005—Service	15.89	0.08 (e)	1.09	1.17	(0.10)	—	—	(0.10)
2004—Institutional	14.46	0.05	1.44	1.49	(0.05)	—	—	(0.05)
2004—Service	14.46	—	1.45	1.45	(0.02)	—	—	(0.02)
2003—Institutional	12.57	0.09	1.89	1.98	(0.09)	—	—	(0.09)
2003—Service	12.57	0.06	1.89	1.95	(0.06)	—	—	(0.06)
2002—Institutional	14.70	0.10	(2.14)	(2.04)	(0.09)	—	— (c)	(0.09)
2002—Service	14.70	0.06	(2.13)	(2.07)	(0.06)	—	— (c)	(0.06)
For the Period Ended October 31,
2001—Institutional (commenced December 26, 2000)	18.00	0.04	(3.29)	(3.25)	(0.04)	(0.01)	—	(0.05)
2001—Service (commenced December 26, 2000)	18.00	—	(3.30)	(3.30)	—	—	—	—

GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(f)	$22.56	$0.05	$1.88	$1.93	$(0.12)	$—	$—	$(0.12)
For the Years Ended October 31,
2005—Institutional	20.82	0.14 (e)	1.63	1.77	(0.03)	—	—	(0.03)
2005—Service	20.42	0.09 (e)	1.59	1.68	—	—	—	—
2004—Institutional	20.50	(0.07)	0.39	0.32	—	—	—	—
2004—Service	20.15	(0.12)	0.39	0.27	—	—	—	—
2003—Institutional	17.52	(0.04)	3.02	2.98	—	—	—	—
2003—Service	17.27	(0.09)	2.97	2.88	—	—	—	—
2002—Institutional	20.03	(0.07)	(2.44)	(2.51)	—	—	—	—
2002—Service	19.80	(0.11)	(2.42)	(2.53)	—	—	—	—
2001—Institutional	38.33	(0.10)	(10.93)	(11.03)	—	—	(7.27)	(7.27)
2001—Service	38.04	(0.15)	(10.82)	(10.97)	—	—	(7.27)	(7.27)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Amount is less than $0.005 per share.

(d)	Annualized.

(e)	Reflects income recognized from a special dividend which amount to $0.07 and $0.14, per share and 0.41% and 0.62% of average net assets for the Core Equity and Growth Funds, respectively.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$17.34	7.69%	$224,736	1.12	%(d)	0.63	%(d)	1.12	%(d)	0.63	%(d)	14%

16.97	7.61	238,356	1.08		0.81	(e)	1.09		0.80	(e)	19
16.96	7.35	114	1.33		0.50	(e)	1.34		0.49	(e)	19
15.90	10.30	245,509	1.03		0.30		1.05		0.28		31
15.89	10.02	93	1.28		0.03		1.30		0.01		31
14.46	15.83	262,935	1.04		0.71		1.06		0.69		43
14.46	15.55	65	1.29		0.46		1.31		0.44		43
12.57	(13.90)	243,569	0.98		0.68		1.00		0.66		23
12.57	(14.11)	40	1.23		0.44		1.25		0.42		23

14.70	(18.13)	295,532	1.01	(d)	0.31	(d)	1.03	(d)	0.29	(d)	32
14.70	(18.25)	34	1.23	(d)	(0.02	)(d)	1.25	(d)	(0.04	)(d)	32

$24.37	8.56%	$154,486	1.13	%(d)	0.44	%(d)	1.17	%(d)	0.40	%(d)	21%

22.56	8.52	150,676	1.13		0.64	(e)	1.23		0.54	(e)	40
22.10	8.23	3,710	1.38		0.44	(e)	1.48		0.34	(e)	40
20.82	1.56	170,513	1.13		(0.35)		1.15		(0.37)		41
20.42	1.34	5,261	1.38		(0.60)		1.40		(0.62)		41
20.50	17.01	204,539	1.12		(0.24)		1.14		(0.26)		60
20.15	16.68	5,513	1.37		(0.49)		1.39		(0.51)		60
17.52	(12.53)	173,077	1.12		(0.33)		1.14		(0.35)		53
17.27	(12.73)	5,015	1.37		(0.58)		1.39		(0.60)		53
20.03	(33.85)	219,622	1.11		(0.39)		1.13		(0.41)		47
19.80	(34.00)	7,711	1.36		(0.60)		1.38		(0.62)		47

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(d)	$24.96	$0.17	$2.88	$3.05	$(0.17)	$(0.10)	$(0.27)
For the Years Ended October 31,
2005—Institutional	22.70	0.27	2.28	2.55	(0.29)	—	(0.29)
2005—Service	22.71	0.21	2.28	2.49	(0.23)	—	(0.23)
2004—Institutional	20.92	0.22	1.78	2.00	(0.22)	—	(0.22)
2004—Service	20.93	0.16	1.79	1.95	(0.17)	—	(0.17)
2003—Institutional	18.07	0.25	2.84	3.09	(0.24)	—	(0.24)
2003—Service	18.08	0.20	2.85	3.05	(0.20)	—	(0.20)
2002—Institutional	21.05	0.24	(2.99)	(2.75)	(0.23)	—	(0.23)
2002—Service	21.05	0.19	(2.99)	(2.80)	(0.17)	—	(0.17)
2001—Institutional	24.88	0.21	(2.91)	(2.70)	(0.21)	(0.92)	(1.13)
2001—Service	24.88	0.16	(2.92)	(2.76)	(0.15)	(0.92)	(1.07)

MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(d)	$28.45	$(0.05)	$5.28	$5.23	$—	$—	$—
For the Years Ended October 31,
2005—Institutional	24.72	(0.14)	3.87	3.73	—	—	—
2005—Service	24.15	(0.20)	3.77	3.57	—	—	—
2004—Institutional	23.61	(0.14)	1.25	1.11	—	—	—
2004—Service	23.12	(0.20)	1.23	1.03	—	—	—
2003—Institutional	18.44	(0.14)	5.31	5.17	—	—	—
2003—Service	18.10	(0.18)	5.20	5.02	—	—	—
2002—Institutional	21.37	(0.20)	(2.73)	(2.93)	—	—	—
2002—Service	21.04	(0.24)	(2.70)	(2.94)	—	—	—
2001—Institutional	43.62	(0.25)	(17.57)	(17.82)	—	(4.43)	(4.43)
2001—Service	43.11	(0.32)	(17.32)	(17.64)	—	(4.43)	(4.43)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

(d)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$27.74	12.27%	$117,543	1.20	%(c)	1.30	%(c)	1.20	%(c)	1.30	%(c)	20%

24.96	11.26	111,761	1.18		1.12		1.19		1.11		37
24.97	10.97	479	1.43		0.89		1.44		0.88		37
22.70	9.61	108,775	1.14		1.00		1.16		0.98		81
22.71	9.33	614	1.39		0.75		1.41		0.73		81
20.92	17.29	122,881	1.12		1.31		1.14		1.29		76
20.93	16.99	584	1.37		1.07		1.39		1.05		76
18.07	(13.18)	102,049	1.06		1.15		1.08		1.13		72
18.08	(13.37)	567	1.31		0.89		1.33		0.87		72
21.05	(11.16)	110,155	1.08		0.91		1.10		0.89		65
21.05	(11.39)	878	1.33		0.67		1.35		0.65		65

$33.68	18.38%	$90,181	1.22	%(c)	(0.34	)%(c)	1.22	%(c)	(0.34	)%(c)	32%

28.45	15.09	75,274	1.28		(0.54)		1.29		(0.55)		87
27.72	14.78	1,213	1.53		(0.79)		1.54		(0.80)		87
24.72	4.70	76,917	1.23		(0.57)		1.25		(0.59)		123
24.15	4.46	1,526	1.48		(0.82)		1.50		(0.84)		123
23.61	28.04	78,744	1.22		(0.70)		1.24		(0.72)		89
23.12	27.73	1,474	1.47		(0.95)		1.49		(0.97)		89
18.44	(13.71)	65,005	1.21		(0.91)		1.23		(0.93)		93
18.10	(13.97)	1,203	1.45		(1.15)		1.47		(1.17)		93
21.37	(44.12)	91,567	1.14		(0.88)		1.16		(0.90)		124
21.04	(44.24)	2,228	1.39		(1.13)		1.41		(1.15)		124

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
INTERNATIONAL EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(e)	$21.80	$0.03	$5.58	$5.61	$(0.21)	$—	$(0.21)
For the Years Ended October 31,
2005—Institutional	19.18	0.19	2.72	2.91	(0.29)	—	(0.29)
2005—Service	18.98	0.17	2.66	2.83	(0.24)	—	(0.24)
2004—Institutional	16.86	0.21	2.36	2.57	(0.25)	—	(0.25)
2004—Service	16.69	0.17	2.33	2.50	(0.21)	—	(0.21)
2003—Institutional	14.61	0.23	2.08	2.31	(0.06)	—	(0.06)
2003—Service	14.47	0.18	2.06	2.24	(0.02)	—	(0.02)
2002—Institutional	16.99	0.06	(2.44)	(2.38)	—	—	—
2002—Service	16.87	0.02	(2.42)	(2.40)	—	—	—
2001—Institutional	26.46	—	(6.84)	(6.84)	—	(2.63)	(2.63)
2001—Service	26.37	(0.06)	(6.81)	(6.87)	—	(2.63)	(2.63)

ASSET ALLOCATION FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(e)	$21.38	$0.28	$1.41	$1.69	$(0.26)	$(2.61)	$(2.87)
For the Years Ended October 31,
2005—Institutional	21.01	0.34	1.41	1.75	(0.33)	(1.05)	(1.38)
2005—Service	21.01	0.28	1.41	1.69	(0.28)	(1.05)	(1.33)
2004—Institutional	20.42	0.36	0.95	1.31	(0.40)	(0.32)	(0.72)
2004—Service	20.41	0.31	0.95	1.26	(0.34)	(0.32)	(0.66)
2003—Institutional	18.48	0.39	1.94	2.33	(0.37)	(0.02)	(0.39)
2003—Service	18.48	0.34	1.93	2.27	(0.32)	(0.02)	(0.34)
For the Period Ended October 31,
2002—Institutional (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—
2002—Service (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on fund distributions or the redemption of fund shares.

(c)	Annualized.

(d)	Expense ratios exclude expenses of the Underlying Funds.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$27.20	25.88%	$84,877	1.72	%(c)	0.20	%(c)	2.44	%(c)	(0.52	)%(c)	34%

21.80	15.26	73,058	1.57		0.94		2.27		0.24		103
21.57	14.98	391	1.82		0.82		2.52		0.12		103
19.18	15.35	108,231	1.32		1.11		2.06		0.37		23
18.98	15.04	481	1.57		0.93		2.31		0.19		23
16.86	15.87	147,956	1.25		1.52		1.98		0.79		24
16.69	15.47	407	1.50		1.19		2.23		0.46		24
14.61	(14.01)	112,347	1.55		0.38		2.18		(0.25)		98
14.47	(14.23)	382	1.80		0.12		2.43		(0.51)		98
16.99	(28.40)	108,206	1.47		(0.01)		2.05		(0.59)		33
16.87	(28.63)	516	1.72		(0.30)		2.30		(0.88)		33

$20.20	8.45%	$16,648	0.35	%(c)(d)	2.76	%(c)	0.87	%(c)(d)	2.24	%(c)	28%

21.38	8.56	16,747	0.35	(d)	1.62		1.15	(d)	0.82		39
21.37	8.23	364	0.60	(d)	1.36		1.40	(d)	0.56		39
21.01	6.57	18,726	0.35	(d)	1.75		1.07	(d)	1.03		34
21.01	6.36	449	0.60	(d)	1.48		1.32	(d)	0.76		34
20.42	12.72	20,801	0.35	(d)	2.07		2.29	(d)	0.13		47
20.41	12.40	437	0.60	(d)	1.82		2.54	(d)	(0.12)		47

18.48	2.67	18,234	0.35	(c)(d)	2.80	(c)	81.34	(c)(d)	(78.19	)(c)	—
18.48	2.67	428	0.60	(c)(d)	1.93	(c)	81.59	(c)(d)	(79.06	)(c)	—

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	In excess of net investment income	Total distributions
BOND FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(g)	$18.12	$0.39		$(0.36)		$0.03	$(0.42)	$—	$(0.42)
For the Years Ended October 31,
2005—Institutional	18.71	0.76		(0.49)		0.27	(0.86)	—	(0.86)
2005—Service	18.72	0.71		(0.47)		0.24	(0.82)	—	(0.82)
2004—Institutional	18.73	0.85		0.03		0.88	(0.90)	—	(0.90)
2004—Service	18.74	0.80		0.03		0.83	(0.85)	—	(0.85)
2003—Institutional	19.09	0.94		(0.24)		0.70	(1.06)	—	(1.06)
2003—Service	19.10	0.90		(0.25)		0.65	(1.01)	—	(1.01)
2002—Institutional	19.71	1.07	(c)	(0.57	)(c)	0.50	(1.12)	—	(1.12)
2002—Service	19.73	1.03	(c)	(0.58	)(c)	0.45	(1.08)	—	(1.08)
2001—Institutional	18.33	1.17		1.44		2.61	(1.21)	(0.02)	(1.23)
2001—Service	18.35	1.11		1.46		2.57	(1.17)	(0.02)	(1.19)

SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(g)	$17.57	$0.29		$(0.09)		$0.20	$(0.36)	$—	$(0.36)
For the Years Ended October 31,
2005—Institutional	18.16	0.53		(0.42)		0.11	(0.70)	—	(0.70)
2005—Service	18.17	0.48		(0.42)		0.06	(0.66)	—	(0.66)
2004—Institutional	18.53	0.54		(0.18)		0.36	(0.73)	—	(0.73)
2004—Service	18.54	0.50		(0.19)		0.31	(0.68)	—	(0.68)
2003—Institutional	19.04	0.51		(0.22)		0.29	(0.80)	—	(0.80)
2003—Service	19.06	0.47		(0.24)		0.23	(0.75)	—	(0.75)
2002—Institutional	19.20	0.83	(d)	(0.05	)(d)	0.78	(0.94)	—	(0.94)
2002—Service	19.21	0.78	(d)	(0.04	)(d)	0.74	(0.89)	—	(0.89)
2001—Institutional	18.10	1.03		1.10		2.13	(1.03)	—	(1.03)
2001—Service	18.11	0.98		1.10		2.08	(0.98)	—	(0.98)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

(e)	Reflects an increase of 0.06% to total return and 0.04% of average net assets per share due to a payment made by the Trust’s Accounting Agent relating to a distribution in excess of net investment income.

(f)	Annualized.

(g)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

								Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$17.73	0.13%		$569,224	0.85	%(f)	4.34	%(f)	0.85	%(f)	4.34	%(f)	18%

18.12	1.46	(e)	569,200	0.83		4.11	(e)	0.84		4.10	(e)	23
18.14	1.26	(e)	1,083	1.08		3.83	(e)	1.09		3.82	(e)	23
18.71	4.80		608,773	0.79		4.54		0.81		4.52		37
18.72	4.54		949	1.04		4.29		1.06		4.27		37
18.73	3.71		650,903	0.79		4.97		0.81		4.95		26
18.74	3.45		1,165	1.04		4.72		1.06		4.70		26
19.09	2.69		728,021	0.72		5.59	(c)	0.74		5.57	(c)	34
19.10	2.38		1,371	0.97		5.34	(c)	0.99		5.32	(c)	34
19.71	14.70		744,329	0.73		6.12		0.75		6.10		30
19.73	14.41		1,299	0.98		5.86		1.00		5.84		30

$17.41	1.16%		$144,992	0.68	%(f)	3.31	%(f)	0.88	%(f)	3.11	%(f)	7%

17.57	0.63		157,183	0.68		3.00		0.91		2.77		32
17.57	0.33		1,138	0.93		2.77		1.16		2.54		32
18.16	1.96		219,533	0.68		2.96		0.85		2.79		78
18.17	1.70		2,032	0.93		2.72		1.10		2.55		78
18.53	1.52		259,936	0.68		2.73		0.81		2.60		34
18.54	1.22		2,867	0.93		2.49		1.06		2.36		34
19.04	4.21		184,246	0.68		4.41	(d)	0.82		4.27	(d)	15
19.06	4.00		2,159	0.93		4.16	(d)	1.07		4.02	(d)	15
19.20	12.07		117,813	0.68		5.54		0.89		5.33		40
19.21	11.79		1,931	0.93		5.26		1.14		5.05		40

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(e)	$19.05	$0.36		$(0.05)	$0.31	$(0.46)	$(0.10)	$(0.56)
For the Years Ended October 31,
2005—Institutional	19.59	0.72		(0.51)	0.21	(0.71)	(0.04)	(0.75)
2005—Service	19.58	0.69		(0.49)	0.20	(0.69)	(0.04)	(0.73)
2004—Institutional	19.74	0.71		0.17	0.88	(0.72)	(0.31)	(1.03)
2004—Service	19.74	0.67		0.15	0.82	(0.67)	(0.31)	(0.98)
2003—Institutional	19.68	0.73		0.22	0.95	(0.73)	(0.16)	(0.89)
2003—Service	16.68	0.70		0.20	0.90	(0.68)	(0.16)	(0.84)
2002—Institutional	19.69	0.76	(c)	0.24 (c)	1.00	(0.76)	(0.25)	(1.01)
2002—Service	19.69	0.71	(c)	0.24 (c)	0.95	(0.71)	(0.25)	(0.96)
For the Period Ended October 31,
2001—Institutional	18.73	0.81		0.96	1.77	(0.81)	—	(0.81)
2001—Service (commenced December 26, 2000)	19.08	0.66		0.61	1.27	(0.66)	—	(0.66)

MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(e)	$19.19	$0.37		$(0.10)	$0.27	$(0.43)	$(0.06)	$(0.49)
For the Years Ended October 31,
2005—Institutional	19.83	0.74		(0.62)	0.12	(0.74)	(0.02)	(0.76)
2005—Service	19.84	0.68		(0.61)	0.07	(0.69)	(0.02)	(0.71)
2004—Institutional	19.73	0.72		0.14	0.86	(0.72)	(0.04)	(0.76)
2004—Service	19.75	0.67		0.13	0.80	(0.67)	(0.04)	(0.71)
2003—Institutional	19.68	0.72		0.15	0.87	(0.72)	(0.10)	(0.82)
2003—Service	19.69	0.67		0.16	0.83	(0.67)	(0.10)	(0.77)
2002—Institutional	19.45	0.75	(c)	0.26 (c)	1.01	(0.75)	(0.03)	(0.78)
2002—Service	19.45	0.69	(c)	0.28 (c)	0.97	(0.70)	(0.03)	(0.73)
For the Period Ended October 31,
2001—Institutional	18.53	0.80		0.92	1.72	(0.80)	—	(0.80)
2001—Service (commenced December 26, 2000)	18.87	0.65		0.58	1.23	(0.65)	—	(0.65)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	Annualized.

(e)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.80	1.12%	$159,397	0.70	%(d)	3.80	%(d)	0.91	%(d)	3.59	%(d)	24%

19.05	1.09	162,792	0.70		3.71		0.87		3.54		48
19.05	1.01	1	0.76		3.51		0.92		3.35		48
19.59	4.56	169,217	0.70		3.67		0.84		3.53		33
19.58	4.25	2	0.95		3.47		1.09		3.33		33
19.74	4.88	175,427	0.70		3.69		0.82		3.57		57
19.74	4.64	5	0.95		3.52		1.07		3.40		57
19.68	5.30	174,059	0.70		3.93	(c)	0.77		3.86	(c)	42
19.68	5.05	23	0.95		3.70	(c)	1.02		3.63	(c)	42

19.69	9.62	180,437	0.70		4.25		0.81		4.14		55
19.69	6.78	19	0.95	(d)	3.26	(d)	1.06	(d)	3.15	(d)	55

$18.97	1.12%	$172,588	0.65	%(d)	3.89	%(d)	0.90	%(d)	3.64	%(d)	8%

19.19	0.61	172,124	0.65		3.77		0.87		3.55		19
19.20	0.36	769	0.90		3.52		1.12		3.30		19
19.83	4.44	179,089	0.65		3.65		0.83		3.47		13
19.84	4.13	1,066	0.90		3.39		1.08		3.21		13
19.73	4.50	183,240	0.65		3.64		0.81		3.48		16
19.75	4.29	1,252	0.90		3.39		1.06		3.23		16
19.68	5.31	164,365	0.65		3.88	(c)	0.78		3.75	(c)	20
19.69	5.10	893	0.90		3.58	(c)	1.03		3.45	(c)	20

19.45	9.43	141,608	0.65		4.20		0.82		4.03		21
19.45	6.60	184	0.90	(d)	3.27	(d)	1.07	(d)	3.10	(d)	21

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2006—Institutional(f)	$18.75	$0.35		$(0.12)	$0.23	$(0.40)	$(0.05)	$(0.45)
For the Years Ended October 31,
2005—Institutional	19.33	0.69		(0.56)	0.13	(0.69)	(0.02)	(0.71)
2005—Service	19.33	0.65		(0.57)	0.08	(0.64)	(0.02)	(0.66)
2004—Institutional	19.19	0.68		0.17	0.85	(0.68)	(0.03)	(0.71)
2004—Service	19.19	0.63		0.17	0.80	(0.63)	(0.03)	(0.66)
2003—Institutional	19.03	0.67		0.18	0.85	(0.66)	(0.03)	(0.69)
2003—Service	19.03	0.62		0.18	0.80	(0.61)	(0.03)	(0.64)
2002—Institutional	18.75	0.67	(c)	0.28 (c)	0.95	(0.67)	— (e)	(0.67)
2002—Service	18.75	0.62	(c)	0.29 (c)	0.91	(0.63)	— (e)	(0.63)
For the Period Ended October 31,
2001—Institutional ( commenced December 26, 2000)	18.00	0.62		0.75	1.37	(0.62)	—	(0.62)
2001—Service (commenced December 26, 2000)	18.00	0.58		0.75	1.33	(0.58)	—	(0.58)

(a)	Calculated based on average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of fund shares.

(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(d)	Annualized.

(e)	Amount is less than $0.005 per share.

(f)	On February 3, 2006, all outstanding Service Shares were converted into Institutional Shares.

76	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.53	0.95%	$68,656	0.65	%(d)	3.79	%(d)	1.01	%(d)	3.43	%(d)	18%

18.75	0.68	68,128	0.65		3.64		1.00		3.29		13
18.75	0.43	2,294	0.90		3.39		1.25		3.04		13
19.33	4.54	68,940	0.65		3.56		0.93		3.28		8
19.33	4.27	2,189	0.90		3.31		1.18		3.03		8
19.19	4.52	69,150	0.65		3.47		0.90		3.22		10
19.19	4.26	2,176	0.90		3.21		1.15		3.96		10
19.03	5.23	63,079	0.65		3.61	(c)	0.90		3.36	(c)	8
19.03	4.97	2,121	0.90		3.35	(c)	1.15		3.10	(c)	8

18.75	7.72	44,432	0.65	(d)	4.01	(d)	1.11	(d)	3.55	(d)	10
18.75	7.50	1,487	0.90	(d)	3.22	(d)	1.36	(d)	2.76	(d)	10

Fund Expenses (Unaudited) – Six Months Ended April 30, 2006

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including redemption fees (with respect to the International Equity Fund); and (2) ongoing costs, including management fees shareholder servicing fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 through April 30, 2006.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees in Institutional Shares of the International Equity Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 11/1/05	Ending Account Value 4/30/06		Expenses Paid for the 6 months ended 4/30/06*	Beginning Account Value 11/1/05	Ending Account Value 4/30/06		Expenses Paid for the 6 months ended 4/30/06*	Beginning Account Value 11/1/05	Ending Account Value 4/30/06		Expenses Paid for the 6 months ended 4/30/06*	Beginning Account Value 11/1/05	Ending Account Value 4/30/06		Expenses Paid for the 6 months ended 4/30/06*
	Core Equity Fund				Growth Fund				Value Fund				MidCap Growth Fund
Institutional
Actual	$1,000.00	$1,076.90		$5.75	$1,000.00	$1,085.60		$5.81	$1,000.00	$1,122.70		$6.31	$1,000.00	$1,183.80		$6.57
Hypothetical 5% return	1,000.00	1,019.25	+	5.59	1,000.00	1,019.19	+	5.63	1,000.00	1,018.85	+	6.00	1,000.00	1,018.74	+	6.10
	International Equity Fund				Asset Allocation Fund				Bond Fund				Short-Term Government Fund
Institutional
Actual	$1,000.00	$1,258.80		9.64	$1,000.00	$1,084.50		1.81	$1,000.00	$1,001.30		4.20	$1,000.00	1,011.60		3.40
Hypothetical 5% return	1,000.00	1.016.26	+	8.60	1,000.00	1,023.06	+	1.75	1,000.00	1,020.58	+	4.25	1,000.00	1,021.41	+	3.42
	National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Institutional
Actual	$1,000.00	$1,011.20		3.49	$1,000.00	$1,011.20		3.26	$1,000.00	$1,009.50		3.23
Hypothetical 5% return	1,000.00	1,021.32	+	3.51	1,000.00	1,021.55	+	3.28	1,000.00	1,021.57	+	3.28

*	Expenses are calculated using each Fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/06. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized expense ratios for the period were as follows:

Fund	Institutional	Fund	Institutional
Core Equity	1.12%	Bond	0.85%
Growth	1.13	Short-Term Government	0.68
Value	1.20	National Tax-Free Intermediate Bond	0.70
MidCap Growth	1.22	Missouri Tax-Free Intermediate Bond	0.65
International Equity	1.72	Kansas Tax-Free Intermediate Bond	0.65
Asset Allocation	0.35

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Core Equity Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospectus of individual companies, particular industry sectors and/or general economic conditions.

The Fund may invest in foreign securities. Foreign investments may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and political developments.

Growth Fund:

The Fund invests in mid-capitalization securities. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in mid-capitalization securities. The securities of mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements.

International Equity Fund:

The Fund’s foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuation and political development.

Asset Allocation Fund:

The ability of the Asset Allocation Fund to meet is objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those funds by the manager of the Asset Allocation Fund. An investment in the Asset Allocation Fund will involve not only the expenses of the Fund itself but a proportionate share of the expenses of the Underlying Funds (including operating costs and investment management fees). The cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The particular underlying funds in which the Fund may invest, the equity/fixed income targets and ranges, and the investments in each underlying Fund may be changed from time to time without shareholder approval. An investment in the Commerce Asset Allocation Fund will be subject to the same risks as the underlying Commerce equity and fixed income funds in which the Fund invests. In particular, the Fund will be subject to the risk of declining stock prices, fluctuations in interest rates, and the potentially greater volatility of non-U.S. investments.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks, which may result in greater share price volatility. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary. Foreign investments may be more volatile than investment in U.S. securities and will be subject to the risks of currency fluctuations and political developments.

COMMERCE FUNDS

The Commerce Funds

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

National Tax-Free Intermediate Bond Fund

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund’s investments may subject shareholder to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund is non-diversified. Due to the smaller number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER DISTRIBUTOR AND CO-ADMINISTRATOR Goldman, Sachs & Co. Commerce Investment Advisors, Inc. 32 Old Slip 922 Walnut Street New York, New York 10005 4th Floor Kansas City, Missouri 64016 CO-ADMINISTRATOR

Goldman Sachs Asset Management

INVESTMENT SUB-ADVISER, 32 Old Slip

INTERNATIONAL EQUITY FUND New York, New York 10005 AllianceBernstein, L.P.

1345 Avenue of the Americas INDEPENDENT REGISTERED New York, New York 10105 PUBLIC ACCOUNTING FIRM

KPMG LLP

CUSTODIAN/ACCOUNTING AGENT 99 High Street

State Street Bank & Trust Company Boston, Massachusetts 02110 225 Franklin Street Boston, Massachusetts 02110 LEGAL COUNSEL

Drinker Biddle & Reath LLP TRANSFER AGENT One Logan Square Boston Financial Data Services, Inc. 18th and Cherry Streets

330 W. 9th Philadelphia, Pennsylvania 19103-6996 3rd Floor Kansas City, Missouri 64105

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future.These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds.The Adviser believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict.Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus. Investors should consider a Fund’s objectives, risks, and charges and expenses, and read the prospectus carefully before investing or sending money.The prospectus contains this and other information about the Funds.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and

Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

The Commerce Funds

Trustees

J. Eric Helsing, Chairman David L. Bodde Martin E. Galt III Charles W. Peffer

Officers

Larry Franklin, President

William Schuetter, Vice President

Joseph Reece, Vice President and Chief Compliance Officer

Charles A. Rizzo, Treasurer

Philip V. Giuca Jr., Assistant Treasurer Diana E. McCarthy, Secretary George Djurasovic, Assistant Secretary

922 Walnut Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5026

6/06

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Larry E. Franklin
Larry E. Franklin
President
July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Larry E. Franklin
Larry E. Franklin
President of
The Commerce Funds
July 7, 2006

/s/ Charles Rizzo
Charles Rizzo
Treasurer of
The Commerce Funds
July 7, 2006